--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED MUNICIPALS
                                   FUND INC.
--------------------------------------------------------------------------------

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  AUGUST 31, 2001


[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed./sm/

       ----------------------------------------------------------------
                 NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
       ----------------------------------------------------------------

          [PHOTO]


          JOSEPH P. DEANE
          PORTFOLIO MANAGER


   [GRAPHIC]     Classic Series

 Semi-Annual Report . August 31, 2001

 SMITH BARNEY
 MANAGED MUNICIPALS FUND

      JOSEPH P. DEANE

      Joseph P. Deane has more than 31 years of securities business experience and has managed the Fund since 1988.

      Education: BA in History from Iona College

      FUND OBJECTIVE

      The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.* The Fund invests at least 80% of its assets in municipal securities.

      -----
     * Please note a portion of the income from the Fund may be subject to the Alternative Minimum Tax ("AMT").

      FUND FACTS

      FUND INCEPTION
      ------------------------
      March 4, 1981

      MANAGER TENURE
      ------------------------
      13 Years

      MANAGER INVESTMENT INDUSTRY EXPERIENCE
      ------------------------
      31 Years

                             CLASS 1 CLASS A CLASS B CLASS L
                   ------------------------------------------
                   NASDAQ     SMMOX   SHMMX   SMMBX   SMMCX
                   ------------------------------------------
                   INCEPTION 9/12/00 3/4/81  11/6/92 11/9/94
                   -----------------------------------------

Average Annual Total Returns as of August 31, 2001

                                   Without Sales Charges/(1)/
                                 Class 1 Class A Class B Class L
               --------------------------------------------------
               Six-Month+          5.03%   5.12%   4.77%   4.75%
               --------------------------------------------------
               One-Year             N/A   11.00   10.39   10.36
               --------------------------------------------------
               Five-Year            N/A    6.84    6.28    6.22
               --------------------------------------------------
               Ten-Year             N/A    7.89     N/A     N/A
               --------------------------------------------------
               Since Inception++  10.72+  10.03    7.10    7.79
               --------------------------------------------------

                                     With Sales Charges/(2)/
                                 Class 1 Class A Class B Class L
               --------------------------------------------------
               Six-Month+          0.06%   0.89%   0.27%   2.69%
               --------------------------------------------------
               One-Year             N/A    6.54    5.89    8.28
               --------------------------------------------------
               Five-Year            N/A    5.98    6.12    6.01
               --------------------------------------------------
               Ten-Year             N/A    7.45     N/A     N/A
               --------------------------------------------------
               Since Inception++   5.48+   9.81    7.10    7.64
               --------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class 1, A, B and L shares are September 12, 2000, March
   4, 1981, November 6, 1992 and November 9, 1994, respectively.


What's Inside
Letter to Our Shareholders  . . . . . . . . . . . . . . . . . . . . . . . . . 1
Historical Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .4
Smith Barney Managed Municipals Fund at a Glance . . . . . . . . . . . . . . .7
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
Bond Ratings . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29
Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . . .31
Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . . .32
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . .33
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . .34
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed/sm/

 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the period ended August 31, 2001. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.

Special Shareholder Notice
As you may or may not know, many Citigroup Asset Management investment professionals were located at 7 World Trade Center, a building that was destroyed. Upon evacuating all personnel to safety, we immediately implemented our business recovery plan, and have been in full operation since United States markets reopened on September 17, 2001. Purchases and redemptions placed after 4 p.m. ET on September 10th were executed on the day that the markets reopened, much like orders received over weekends.

Our experienced portfolio management teams are in constant communication with one another, aware that this event has impacted virtually all global markets. Their resolve to mind your best interests motivates them in this most tragic of times. As a company we are adjusting to the emotional and business challenges presented by these recent events. Our return to the investment needs of our clients is a welcomed focus. We take comfort in knowing that what we are doing is a small part of the response of America.

Performance Update
For the six months ended August 31, 2001, the Fund's Class A shares without sales charges returned 5.12%. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")/1/ returned 4.75% for the same period.

Municipal Bond Market Update
In response to aggressive economic growth in the year 2000, the U.S. Federal Reserve Board ("Fed") tightened monetary policy through the end of last year in order to decelerate an overly robust economy. The year 2001 started out on a positive note for fixed income investors. Unrelenting volatility in the equity markets, deteriorating corporate earnings and an increased probability of a weaker domestic economy led many investors to sell their equity holdings and reallocate assets to fixed income investments. Beginning with a rare inter-meeting rate cut in January, the Fed responded to this instability by aggressively lowering short-term interest rates by a total of 275 basis points/2/ over the six-month period that ended June 30, 2001.

Since the end of June, economic conditions have deteriorated considerably. In an effort to further curb negative economic growth, reduce job loss and bolster sagging consumer confidence, the Fed continued to lower short-term rates. (The latest Fed rate cut of 50 basis points occurred after the close of the reporting period on October 2, 2001, taking rates to a 39-year low of just 2.5%.) Existing concerns over our sluggish economy were exacerbated by the terrorist attacks of September 11th. The government, which had been running a budget surplus, now appears to be headed toward break-even as hopes of a "U-shaped" recovery have begun to dissipate.

Investment Strategy
The Fund seeks to maximize current interest income exempt from federal income taxes to the extent consistent with prudent investment management and preservation of capital./3/ The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities.

As of August 31, 2001, approximately 93.6% of the Fund's holdings were rated investment-grade,/4 /with approximately 70.0% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. The Fund's largest holdings were concentrated in general obligation bonds 24.5%, transportation bonds 17.0% and hospital bonds 10.1%.

--------
1 The Lehman Index is a broad-based unmanaged index of municipal bonds. An investor cannot invest directly in an index.
2 A basis point is 0.01% or one one-hundredth of a percent.
3 Please note that a portion of the Fund's income may be subject to the
  Alternative Minimum Tax ("AMT")
4 Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's
  Investors Service, Inc. or AAA, AA, A and BB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization or are determined by the manager to be of equivalent quality.


1 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

California general obligation bonds on an uninsured basis have not been purchased by the Fund over the last 9-12 months, as the power crisis unnerved the state's economy, challenging issuers' unlimited (or in some cases limited) taxing power to cover principal and interest payments. Insurance on the bonds should provide a safeguard if tax revenues are insufficient to meet the aforementioned obligations to the lender.

During the period, California has been facing an energy crisis with demand outpacing supply as well as higher costs of power. California's tax-exempt marketplace has been influenced by the financial difficulties of the state's major electric power producers. Because these utility companies have been unable to pass along higher energy costs to their customers, they have defaulted on some of their debt obligations.

With regard to the California utility crisis, the Fund currently maintains some of its holdings in select California utility obligations. Though clearly a concern, we believe the likelihood of any material loss to the Fund is extremely low, especially in view of the small amount of these securities held by the Fund (less than 1%). Moreover, we are confident that the Fund's broad diversification should help to mitigate any problems from our holdings if they do occur.

The Fund is managed to include high quality, investment grade bonds with a 22 year weighted average maturity, as the risk of higher inflation is not a material near-term issue. Inflationary concerns are negligible, as economic and political leaders are focused on restoring national confidence and normalcy.

Municipal Bond Market Outlook
In our opinion, economic and market conditions should remain weak over the next few months as corporate profits slide, workforces shrink, and Gross Domestic Product ("GDP")/5/ continues to decline. As we work through the aftermath of the September 11th tragedy, we believe that the government will continue to take the necessary steps to resuscitate our economy and work towards recovery. However, recovery will likely be gradual, as fiscal and monetary stimuli need to work through the economy. We believe there is a strong possibility that the U.S. economy may actually experience a "V-shaped" rebound due to aggressive Fed actions such as injecting liquidity into the market and cutting the federal funds rate ("fed funds rate")/6 /to historical lows. Simultaneously, Congress is implementing a fiscal stimulus package intended to work in tandem with monetary policy in order to strengthen the economy. The Fed has now taken interest rates down to a level that should encourage many investors to switch out of short-term cash positions and into both the fixed income and equity markets. Additionally, Congress is providing fiscal stimulus, another key factor to help the economy recuperate.

We believe that the demand for municipal bonds will continue to be strong as issuers look to raise money. Year to date, municipal bond funds have experienced a net inflow of $11 billion compared to a net outflow of $13 billion in 2000 (Source: Wall Street Journal, Monday, October 1, 2001). Overall, we expect investors to remain focused more on fixed income products that have provided a relative safe harbor as compared to equity investments, as the equity market has weakened.
--------
5 GDP is the market value of goods and services produced by labor and property in the U.S. GDP comprises consumer and government purchases, private domestic investments and net exports of goods and services.
6 The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


2 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

Thank you for your investment in the Smith Barney Managed Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,

 /s/ Heath B. McLendon                   /s/ Joseph P. Deane
 Heath B. McLendon                       Joseph P. Deane
 Chairman                                Vice President and Investment Officer

October 3, 2001

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund or the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 8 through 28 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of August 31, 2001 and is subject to change.


3 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance -- Class 1 Shares




                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return     Total
Period Ended          of Period of Period Dividends Distributions of Capital Return/(1)/
-----------------------------------------------------------------------------------------
8/31/01                $15.52    $15.90     $0.39       $0.00       $0.00       5.03%+
-----------------------------------------------------------------------------------------
Inception* -- 2/28/01   15.10     15.52      0.39        0.00        0.00       5.42+
-----------------------------------------------------------------------------------------
 Total                                      $0.78       $0.00       $0.00
-----------------------------------------------------------------------------------------

 Historical Performance -- Class A Shares

               Net Asset Value
             -------------------
             Beginning    End     Income   Capital Gain    Return      Total
Period Ended of Period of Period Dividends Distributions of Capital  Returns/(1)/
----------------------------------------------------------------------------------
  8/31/01     $15.52    $15.92     $0.38       $0.00       $0.00        5.12%+
----------------------------------------------------------------------------------
  2/28/01      14.16     15.52      0.76        0.00        0.00       15.33
----------------------------------------------------------------------------------
  2/29/00      15.93     14.16      0.73        0.00        0.00       (6.62)
----------------------------------------------------------------------------------
  2/28/99      16.19     15.93      0.79        0.11        0.00        4.07
----------------------------------------------------------------------------------
  2/28/98      15.61     16.19      0.79        0.48        0.00       12.30
----------------------------------------------------------------------------------
  2/28/97      16.20     15.61      0.91        0.38        0.00        4.51
----------------------------------------------------------------------------------
  2/29/96      15.47     16.20      0.90        0.08        0.00       11.34
----------------------------------------------------------------------------------
  2/28/95      16.13     15.47      0.95        0.29        0.00        4.11
----------------------------------------------------------------------------------
  2/28/94      16.71     16.13      0.88        0.90        0.00        7.41
----------------------------------------------------------------------------------
  2/28/93      15.62     16.71      1.00        0.52        0.03       17.92
----------------------------------------------------------------------------------
  2/29/92      14.98     15.62      1.05        0.00        0.02       11.79
----------------------------------------------------------------------------------
   Total                           $9.14       $2.76       $0.05
----------------------------------------------------------------------------------

 Historical Performance -- Class B Shares

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)/
-------------------------------------------------------------------------------------------
8/31/01                $15.53    $15.92     $0.34       $0.00       $0.00        4.77%+
-------------------------------------------------------------------------------------------
2/28/01                 14.16     15.53      0.68        0.00        0.00       14.75
-------------------------------------------------------------------------------------------
2/29/00                 15.92     14.16      0.65        0.00        0.00       (7.08)
-------------------------------------------------------------------------------------------
2/28/99                 16.19     15.92      0.71        0.11        0.00        3.48
-------------------------------------------------------------------------------------------
2/28/98                 15.60     16.19      0.71        0.48        0.00       11.81
-------------------------------------------------------------------------------------------
2/28/97                 16.20     15.60      0.83        0.38        0.00        3.92
-------------------------------------------------------------------------------------------
2/29/96                 15.47     16.20      0.82        0.08        0.00       10.78
-------------------------------------------------------------------------------------------
2/28/95                 16.13     15.47      0.86        0.29        0.00        3.54
-------------------------------------------------------------------------------------------
2/28/94                 16.71     16.13      0.80        0.90        0.00        6.86
-------------------------------------------------------------------------------------------
Inception* -- 2/28/93   15.81     16.71      0.31        0.52        0.01       11.26+
-------------------------------------------------------------------------------------------
 Total                                      $6.71       $2.76       $0.01
-------------------------------------------------------------------------------------------


4 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Historical Performance -- Class L Shares





                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)/
-------------------------------------------------------------------------------------------
8/31/01                $15.52    $15.91     $0.34       $0.00       $0.00        4.75%+
-------------------------------------------------------------------------------------------
2/28/01                 14.15     15.52      0.67        0.00        0.00       14.72
-------------------------------------------------------------------------------------------
2/29/00                 15.92     14.15      0.64        0.00        0.00       (7.19)
-------------------------------------------------------------------------------------------
2/28/99                 16.18     15.92      0.70        0.11        0.00        3.49
-------------------------------------------------------------------------------------------
2/28/98                 15.60     16.18      0.70        0.48        0.00       11.69
-------------------------------------------------------------------------------------------
2/28/97                 16.20     15.60      0.83        0.38        0.00        3.88
-------------------------------------------------------------------------------------------
2/29/96                 15.47     16.20      0.82        0.08        0.00       10.76
-------------------------------------------------------------------------------------------
Inception* -- 2/28/95   14.30     15.47      0.27        0.29        0.00       12.36+
-------------------------------------------------------------------------------------------
 Total                                      $4.97       $1.34       $0.00
-------------------------------------------------------------------------------------------

 Historical Performance -- Class Y Shares

                        Net Asset Value
                      -------------------
                      Beginning    End     Income   Capital Gain    Return      Total
Period Ended          of Period of Period Dividends Distributions of Capital  Returns/(1)/
-------------------------------------------------------------------------------------------
8/31/01                $15.54    $15.93     $0.39       $0.00       $0.00        5.14%+
-------------------------------------------------------------------------------------------
2/28/01                 14.18     15.54      0.79        0.00        0.00       15.52
-------------------------------------------------------------------------------------------
2/29/00                 15.95     14.18      0.76        0.00        0.00       (6.44)
-------------------------------------------------------------------------------------------
2/28/99                 16.19     15.95      0.82        0.11        0.00        4.39
-------------------------------------------------------------------------------------------
2/28/98                 15.60     16.19      0.82        0.48        0.00       12.56
-------------------------------------------------------------------------------------------
2/28/97                 16.20     15.60      0.94        0.38        0.00        4.59
-------------------------------------------------------------------------------------------
Inception* -- 2/29/96   15.63     16.20      0.85        0.08        0.00        9.84+
-------------------------------------------------------------------------------------------
 Total                                      $5.37       $1.05       $0.00
-------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


5 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Average Annual Total Returns


                                        Without Sales Charges/(1)/
                                  --------------------------------------
                                  Class 1 Class A Class B Class L Class Y
       -------------------------------------------------------------------
       Six Months Ended 8/31/01+    5.03%   5.12%   4.77%   4.75%   5.14%
       -------------------------------------------------------------------
       Year Ended 8/31/01            N/A   11.00   10.39   10.36   11.19
       -------------------------------------------------------------------
       Five Years Ended 8/31/01      N/A    6.84    6.28    6.22    7.04
       -------------------------------------------------------------------
       Ten Years Ended 8/31/01       N/A    7.89     N/A     N/A     N/A
       -------------------------------------------------------------------
       Inception* through 8/31/01  10.72+  10.03    7.10    7.79    6.91
       -------------------------------------------------------------------

                                         With Sales Charges/(2)/
                                 ---------------------------------------
                                 Class 1 Class A Class B Class L  Class Y
      --------------------------------------------------------------------
      Six Months Ended 8/31/01+   0.06%   0.89%   0.27%     2.69%   5.14%
      --------------------------------------------------------------------
      Year Ended 8/31/01           N/A    6.54    5.89      8.28   11.19
      --------------------------------------------------------------------
      Five Years Ended 8/31/01     N/A    5.98    6.12      6.01    7.04
      --------------------------------------------------------------------
      Ten Years Ended 8/31/01      N/A    7.45     N/A       N/A     N/A
      --------------------------------------------------------------------
      Inception* through 8/31/01  5.48+   9.81    7.10      7.64    6.91
      --------------------------------------------------------------------

 Cumulative Total Returns

                                            Without Sales Charges/(1)/
       ------------------------------------------------------------------
       Class 1 (Inception* through 8/31/01)           10.72%
       ------------------------------------------------------------------
       Class A (8/31/91 through 8/31/01)             113.63
       ------------------------------------------------------------------
       Class B (Inception* through 8/31/01)           83.11
       ------------------------------------------------------------------
       Class L (Inception* through 8/31/01)           66.66
       ------------------------------------------------------------------
       Class Y (Inception* through 8/31/01)           53.42
       ------------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + Total return is not annualized, as it may not be representative of the total return for the year.
 * The inception dates for Class 1, A, B, L and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.



    6 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Smith Barney Managed Municipals Fund Inc. at a Glance (unaudited)

Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the
Lipper Peer Group Average+
--------------------------------------------------------------------------------
                          August 1991 -- August 2001

                                    [CHART]

                     Smith Barney               Lehman Bros.                 Lipper
                  Managed Municipals           Municipal Bond              Peer Group
                       Funds Inc.                Fund Index                  Average
Aug\91                  9,600                     10,000                    10,000
Feb\92                  10,103                    10,497                    10,482
Feb\93                  11,916                    11,942                    11,967
Feb\94                  12,796                    12,603                    12,599
Feb\95                  13,320                    12,841                    12,681
Feb\96                  14,831                    14,260                    13,930
Feb\97                  15,500                    15,045                    14,554
Feb\98                  17,406                    16,421                    15,873
Feb\99                  18,115                    17,285                    16,856
Feb\00                  16,916                    16,926                    15,777
Feb\01                  19,509                    19,013                    17,589
Aug\01                  20,508                    19,916                    18,419

+Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1991, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 2001. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The Lipper Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 271 mutual funds investing in municipal securities as of August 31, 2001. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

  .


                          Top Ten States Represented*


                                    [CHART]

Alabama      3.2%
California   8.9%
Colorado    10.1%
Florida     11.7%
Illinois     3.9%
Michigan     8.5%
Minnesota    4.1%
New York     3.7%
Ohio        10.6%
Texas        5.0%



                              Industry Breakdown*


                                    [CHART]

COGENERATION FACS            4
EDUCATION                    9.6
GENERAL OBLIGATION          24.5
HOSPITAL                    10.1
MISCELLANEOUS               12.3
PREREFUNDED                  2.5
TRANSPORTATION              17
UTILITIES                    2.7
WATER AND SEWER              9.9
OTHER MUNICIPAL BONDS        7.4

*As a percentage of total investments. Holdings are as of August 31, 2001 and are subject to change.

7 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited)                            August 31, 2001



   FACE
  AMOUNT                            RATING(a)                                 SECURITY      VALUE
-------------------------------------------------------------------------------------------------------
Alabama -- 3.2%
                           Huntsville, AL Solid Waste Disposal Authority & Residual
                             Recovery Revenue, MBIA-Insured:
$ 4,940,000 AAA              5.500% due 10/1/13 (b)                                    $     5,251,418
  8,880,000 AAA              5.500% due 10/1/14 (b)                                          9,379,234
 53,905,000 AAA            Jefferson County, AL Sewer Revenue, Capital Improvements,
                             Series A, FGIC-Insured, 5.375% due 2/1/36                      55,281,734
                           Mobile County, Al Board School Commissioners,
                             AMBAC-Insured:
  4,675,000 AAA              Series A, 5.125% due 3/1/26                                     4,729,230
                             Series B:
  4,420,000 AAA               5.125% due 3/1/24                                              4,471,272
 15,230,000 AAA               5.125% due 3/1/31                                             15,404,079
  4,000,000 Aaa*           Southeast, AL Gas District System Revenue, Series A,
                             AMBAC-Insured, 5.625% due 6/1/25                                4,232,680
-------------------------------------------------------------------------------------------------------
                                                                                            98,749,647
-------------------------------------------------------------------------------------------------------
Alaska -- 0.6%
                           Valdez, AK Marine Terminal Revenue:
  9,850,000 AA+              British Petroleum Pipeline Project, Series A, 5.850% due
                              8/1/25                                                        10,073,004
  9,000,000 Aaa*             Exxon Mobil Project, 2.500% due 12/1/29 (c)                     9,000,000
-------------------------------------------------------------------------------------------------------
                                                                                            19,073,004
-------------------------------------------------------------------------------------------------------
Arizona -- 1.4%
 12,170,000 Baa2*          Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                             5.450% due 6/1/09                                              12,418,025
                           Maricopa County, AZ IDA, Multi-Family Housing Revenue:
                             Bay Club at Mesa Cove Project, Series A, MBIA-Insured:
  1,500,000 Aaa*              5.700% due 9/1/20                                              1,571,115
  2,000,000 Aaa*              5.800% due 9/1/35                                              2,090,940
    400,000 A                Laguna Point Apartments Project, 6.500% due 7/1/09                426,336
  3,500,000 A                Series A, 6.500% due 10/1/25                                    3,616,445
 14,000,000 AAA            Mesa, AZ IDA, Discovery Health Systems Revenue, Series A,
                             MBIA-Insured, 5.625% due 1/1/19                                15,032,780
                           Phoenix, AZ Civic Improvement Corp.:
                             Excise Tax Revenue:
  2,630,000 AA+               Adams Storage Garage Project, Series B, 5.375% due
                                7/1/29                                                       2,722,208
                              Municipal Courthouse Project, Series A:
  2,500,000 AA+                 5.250% due 7/1/24                                            2,572,700
  2,350,000 AA+                 5.375% due 7/1/29                                            2,432,391
  1,580,000 AAA              Waste Water Systems Revenue, FGIC-Insured, 5.000% due
                              7/1/24                                                         1,598,233
    225,000 NR             Scottsdale, AZ IDA Revenue, Westminster Village Inc.,
                             Series A, 8.250% due 6/1/15                                       238,385
-------------------------------------------------------------------------------------------------------
                                                                                            44,719,558
-------------------------------------------------------------------------------------------------------
Arkansas -- 0.1%
  4,345,000 Aaa*           Little Rock, AR School District, GO, Series B, FSA-Insured,
                             5.500% due 2/1/30                                               4,540,829
-------------------------------------------------------------------------------------------------------
California -- 8.9%
  2,250,000 A*             Apple Valley, CA Unified School District, COP, 5.900% due
                             9/1/11                                                          2,405,070
  3,650,000 AA             Beverly Hills, CA Public Financing Authority Lease Revenue,
                             Capital Improvements Project, Series A, 5.250% due 6/1/28       3,771,070
  4,180,000 AAA            Brea, CA Redevelopment Agency, Tax Allocation,
                             (Redevelopment Project, Area AB) Series A, AMBAC-Insured,
                             5.000% due 8/1/23                                               4,239,481
                           California Educational Facilities Authority Revenue:
  3,000,000 Ba1*             Pooled College & University Projects, Series A, 5.625%
                              due 7/1/23                                                     3,002,820
 12,950,000 AAA              Stanford University, Series Q, 5.250% due 12/1/32              13,477,583


                      See Notes to Financial Statements.

8 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY     VALUE
-----------------------------------------------------------------------------------------------------
California -- 8.9% (continued)
                          California Health Facilities Finance Authority Revenue:
$ 8,620,000 A               Kaiser Permanente, Series B, 5.250% due 10/1/13           $    9,134,873
  4,000,000 A+              Sutter Health, Series A, 6.250% due 8/15/35                    4,340,360
  3,730,000 AAA           California State Department of Water Resources, Water
                            Revenue, Series W, FSA-Insured, 5.150% due 12/1/24             3,811,724
 16,260,000 AAA           Castaic Lake Water Agency COP, Series A, MBIA-Insured,
                            5.250% due 8/1/23                                             16,947,635
  5,000,000 AAA           Contra Costa County, CA Multi-Family Housing Revenue,
                            (Crescent Park Apartments Project), Series B,
                            GNMA-Collateralized, 7.800% due 6/20/34                        5,454,550
 15,215,000 AAA           Corona, CA Redevelopment Agency, Tax Allocation,
                            (Redevelopment Project, Area A), Series A, FGIC-Insured,
                            5.500% due 9/1/24                                             15,945,624
  3,655,000 AAA           Cucamonga County, CA Water District, COP, FGIC-Insured,
                            5.125% due 9/1/31                                              3,727,296
  5,000,000 AAA           Fresno County, CA Financing Authority, Solid Waste Revenue,
                            (American Avenue Landfill Project), MBIA-Insured, 5.750%
                            due 5/15/14                                                    5,474,100
  3,000,000 AAA           Inglewood, CA Public Financing Authority Revenue, Series A,
                            AMBAC-Insured, 5.250% due 8/1/21                               3,165,780
  7,500,000 AAA           La Quinta, CA Redevelopment Agency, Tax Allocation,
                            (Redevelopment Project, Area 1), AMBAC-Insured, 5.100%
                            due 9/1/31                                                     7,641,525
                          Livermore, CA Redevelopment Agency, Tax Allocation,
                            (Redevelopment Project, Area A), Series A, MBIA-Insured:
  1,475,000 AAA              5.250% due 8/1/15                                             1,599,357
 10,000,000 AAA              5.000% due 8/1/32                                            10,046,100
                          Livermore-Amador Valley Water Management Agency, Sewer
                            Revenue, Series A, AMBAC-Insured:
  3,000,000 AAA              5.000% due 8/1/23                                             3,039,630
 21,475,000 AAA              5.000% due 8/1/31                                            21,657,752
                          Long Beach, CA Revenue, (Aquarium of the Pacific Project),
                            Series A:
  1,260,000 AAA             Escrowed to maturity with state and local government
                             securities Call @ 100, 5.750% due 7/1/05                      1,360,611
  1,200,000 AAA             Pre-Refunded -- Escrowed with state and local government
                             securities to 4/1/05 Call @ 102, 5.750% due 7/1/06            1,355,472
  9,925,000 AAA           Los Angeles County, CA COP, (Antelope Valley Courthouse),
                            Series A, AMBAC-Insured, 5.250% due 11/1/33                   10,259,473
  3,500,000 AAA           Los Angeles County, CA Public Works Financing Authority
                            Lease Revenue,
                            (Multiple Capital Facilities Project), Series B,
                             AMBAC-Insured, 5.125% due 12/1/29                             3,553,760
  5,000,000 Aaa*          Monterey County, CA COP, Master Plan Financing,
                            MBIA-Insured, 5.000% due 8/1/26                                5,048,000
                          Orange County, CA Recovery, Series A, MBIA-Insured:
  1,000,000 AAA             COP, 6.000% due 7/1/08                                         1,155,690
  1,000,000 AAA             Motor Vehicle Fee Withholding, 6.000% due 6/1/09               1,162,940
  3,300,000 AAA           Peralta, CA Community College District, (Election of 2000),
                            Series A, FGIC-Insured,
                            5.000% due 8/1/31                                              3,328,083
                          Pomona, CA Public Financing Authority Revenue, (Merged
                            Redevelopment Project), Series AD, MBIA-Insured:
  5,000,000 AAA              5.000% due 2/1/27                                             5,044,600
  7,525,000 AAA              5.000% due 2/1/33                                             7,558,260
                          Rancho Cucamonga, CA Redevelopment Agency, Tax Allocation,
                            (Rancho Redevelopment Project), MBIA-Insured:
  1,000,000 AAA              5.250% due 9/1/26                                             1,031,220
  5,000,000 AAA              5.125% due 9/1/30                                             5,088,350

                      See Notes to Financial Statements.

9 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001

   FACE
  AMOUNT                            RATING(a)                                SECURITY     VALUE
-----------------------------------------------------------------------------------------------------
California -- 8.9% (continued)
                          Sacramento, CA City Financing Authority Revenue Capital
                            Improvement:
$ 2,025,000 Aa3*            5.600% due 6/1/25                                         $    2,156,139
  7,000,000 AAA             Series A, AMBAC-Insured 5.000% due 12/1/26                     7,069,370
  4,970,000 AAA           Sacramento, CA Municipal Utility District Electric Revenue,
                            Series O, MBIA-Insured, 5.000% due 8/15/24                     5,028,099
  7,180,000 A2*           Sacramento, CA Unified School District, COP, MBIA-Insured,
                            5.000% due 3/1/31                                              7,212,238
  6,390,000 AAA           Sacramento County, CA Sanitation District, Financing
                            Authority Revenue, AMBAC-Insured,
                            5.000% due 12/1/27                                             6,448,405
                          San Francisco, CA City & County Airports Commission
                            International Airports Revenue, 2nd Series 27B,
                            FGIC-Insured:
  5,345,000 AAA              5.000% due 5/1/22                                             5,426,458
 16,675,000 AAA              5.125% due 5/1/26                                            16,998,328
                          San Francisco, CA City & County COP, San Bruno Jail No. 3,
                            AMBAC-Insured:
  3,000,000 AAA             5.250% due 10/1/20                                             3,177,390
  5,000,000 AAA             5.250% due 10/1/26                                             5,174,850
                          San Jose, CA Unified School District, Santa Clara County,
                            Series D, FSA-Insured:
  4,580,000 Aaa*            5.000% due 8/1/21                                              4,669,402
  3,000,000 Aaa*            5.125% due 8/1/25                                              3,060,120
  5,500,000 AAA           Santa Clara County, CA Finance Authority Lease Revenue,
                            (VMC Facility Replacement Project A), AMBAC-Insured,
                            6.750% due 11/15/20                                            6,317,795
  2,150,000 AAA           Santa Clarita, CA Community College District, COP, (College
                            of Canyons Improvement Project), MBIA-Insured, 5.125% due
                            8/1/31                                                         2,195,086
 15,550,000 AAA           University of California Revenues, (Multiple Purpose
                            Projects), Series M, FGIC-Insured,
                            5.125% due 9/1/30                                             15,835,809
  1,515,000 AAA           Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                            Series A, GNMA- Collateralized, 6.150% due 4/20/16             1,612,066
-----------------------------------------------------------------------------------------------------
                                                                                         277,210,344
-----------------------------------------------------------------------------------------------------
Colorado -- 10.1%
                          Arapahoe County, CO Capital Improvement, Transportation
                            Highway Revenue:
  7,000,000 AAA             Pre-Refunded -- Escrowed with U.S. government securities
                             to 8/31/05 Call @ 20.863,
                             zero coupon due 8/31/26                                       1,276,240
 18,000,000 AAA             Pre-Refunded -- Escrowed with U.S. government securities
                             to 8/31/05 Call @ 103,
                             7.000% due 8/31/26                                           21,083,400
                          Arvada, CO Sales & Use Tax Revenue, FGIC-Insured:
    245,000 AAA             Pre-Refunded -- Escrowed with state and local government
                             securities to 12/1/02 Call @ 100, 6.250% due 12/1/12            256,194
    255,000 AAA             Unrefunded Balance, 6.250% due 12/1/12                           265,506
  1,000,000 A-            Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                  1,040,950
                          Berry Creek, CO Metropolitan District:
    100,000 NR              Pre-Refunded -- Escrowed with U.S. government securities
                             to 12/1/01 Call @ 101, 8.250% due 12/1/11 (d)                   102,326
    150,000 NR              Unrefunded Balance, 8.250% due 12/1/11                           152,455
                          Colorado Educational & Cultural Facilities Authority
                            Revenue, (University of Denver Project),
                            AMBAC-Insured:
  2,815,000 AAA              5.250% due 3/1/18                                             2,945,560
  5,810,000 AAA              5.300% due 3/1/19                                             6,083,361
  3,245,000 AAA              5.500% due 3/1/21                                             3,421,496


                      See Notes to Financial Statements.



10 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


    FACE
   AMOUNT                            RATING(a)                                 SECURITY    VALUE
-----------------------------------------------------------------------------------------------------
Colorado -- 10.1% (continued)
                           Colorado Health Facilities Authority Revenue:
                             National Benevolent, Series C:
$    600,000 Baa2*            7.000% due 3/1/19                                         $    651,408
     750,000 Baa2*            7.000% due 3/1/24                                              810,593
   1,125,000 Baa2*            7.125% due 3/1/30                                            1,217,351
  12,500,000 A               Series B, Remarketed 7/8/98, 5.350% due 8/1/15               12,709,875
  12,765,000 BBB+          Colorado Springs, CO Airport Revenue, Series A, 7.000% due
                             1/1/22 (b)                                                   13,233,476
                           Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                             Maturity with REFCO strips):
 324,000,000 AAA             Series A, zero coupon bond to yield 5.213% due 10/1/22
                              (e)                                                         90,052,560
  27,785,000 AAA             Series B, zero coupon bond to yield 5.212% due 10/1/22        7,722,563
                           Denver, CO City & County Airport Revenue:
                             Series A:
  26,500,000 A                14.000% due 11/15/08 (b)                                    41,196,105
   3,585,000 AAA              Pre-Refunded -- Escrowed with state and local government
                                securities to 11/15/01 Call @ 100, 8.000% due 11/15/25
                                (b)                                                        3,621,352
   9,915,000 A                Unrefunded Balance, 8.000% due 11/15/25 (b)                 10,014,547
                             Series C:
     410,000 AAA              Pre-Refunded -- Escrowed with state and local government
                                securities to 11/15/02 Call @ 102, 6.750% due 11/15/13
                                (b)                                                          437,667
   2,530,000 AAA              Pre-Refunded -- Escrowed with state and local government
                                securities to 11/15/02 Call @ 102, 6.750% due 11/15/22
                                (b)                                                        2,700,724
   3,090,000 A                Unrefunded Balance, 6.750% due 11/15/13 (b)                  3,247,374
   9,505,000 A                Unrefunded Balance, 6.750% due 11/15/22 (b)                  9,975,402
                             Series D:
   4,665,000 Aaa*             Pre-Refunded -- Escrowed with state and local government
                                securities to 11/15/01 Call @ 100, 7.000% due 11/15/25
                                (b)                                                        4,703,486
  17,760,000 A                Unrefunded Balance, 7.000% due 11/15/25 (b)                 17,906,520
                           Denver, CO City & County COP, Series B:
   6,655,000 AAA             5.750% due 12/1/17                                            7,316,307
   7,420,000 AAA             5.500% due 12/1/21                                            7,847,911
   4,000,000 AAA             5.500% due 12/1/25                                            4,220,720
  26,000,000 AAA           Denver, CO City & County School District No.1,
                             FGIC-Insured, 5.000% due 12/1/23                             26,184,600
     400,000 NR            Edgewater, CO Redevelopment Authority Tax Increment
                             Revenue, (Pre-Refunded -- Escrowed with U.S. government
                             securities to 12/1/03 Call @ 101), 6.750% due 12/1/08 (d)       438,852
   2,000,000 AAA           Golden, CO Sales & Use Tax Revenue, Series B,
                             AMBAC-Insured, 5.100% due 12/1/20                             2,046,300
                           Highlands Ranch, CO:
     500,000 NR              Metropolitan District #1, Series A, (Pre-Refunded --
                              Escrowed with U.S. government securities to 9/1/02 Call
                              @ 103), 7.300% due 9/1/12 (d)                                  537,765
   1,000,000 AAA             Metropolitan District #2, FSA-Insured, 6.500% due 6/15/10     1,187,480
                           Northwest Parkway, CO Public Highway Authority Revenue,
                             Series A, AMBAC-Insured:
   3,650,000 AAA             5.125% due 6/15/26                                            3,706,210
   3,750,000 AAA             5.125% due 6/15/31                                            3,791,063
-----------------------------------------------------------------------------------------------------
                                                                                         314,105,699
-----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



11 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT    RATING(a)                          SECURITY                               VALUE
-------------------------------------------------------------------------------------------------
Connecticut -- 0.8%
                      Mashantucket Western Pequot Tribe, CT Special Revenue:
                        Series A:
$ 4,000,000 Baa3*        5.500% due 9/1/28 (f)                                    $    3,863,720
    495,000 AAA          Escrowed to maturity with U.S. government securities,
                           6.500% due 9/1/05 (f)                                         558,241
                        Series B:
  1,000,000 Baa3*        5.550% due 9/1/08 (f)                                         1,064,190
  2,000,000 Baa3*        5.700% due 9/1/12 (f)                                         2,100,340
  6,500,000 Baa3*        5.750% due 9/1/18 (f)                                         6,655,610
                      South Central, CT Regional Water Authority, Water System
                        Revenue, 16th Series, AMBAC-Insured:
  2,715,000 AAA          5.375% due 8/1/25                                             2,808,885
  7,920,000 AAA          5.375% due 8/1/30                                             8,136,850
------------------------------------------------------------------------------------------------
                                                                                      25,187,836
------------------------------------------------------------------------------------------------
Delaware -- 0.0%
    250,000 AAA       Delaware State Economic Development Authority, Osteopathic
                        Hospital Association, Series A, (Escrowed to maturity
                        with U.S. government securities), 6.750% due 1/1/13              300,942
------------------------------------------------------------------------------------------------
District of Columbia -- 0.6%
  1,125,000 AAA       District of Columbia GO, Series A, MBIA-Insured, 5.000% due
                        6/1/15                                                         1,156,185
                      District of Columbia Revenue:
  3,000,000 AAA         American Association for the Advancement of Science
                         Revenue, AMBAC-Insured, 5.250% due 1/1/16                     3,139,680
                        Georgetown University, MBIA-Insured, Converted 5/1/98:
  3,900,000 AAA          Series D, 5.350% due 4/1/16                                   4,108,611
                         Series E:
  3,700,000 AAA            5.350% due 4/1/17                                           3,880,079
  5,300,000 AAA            5.350% due 4/1/18                                           5,539,825
------------------------------------------------------------------------------------------------
                                                                                      17,824,380
------------------------------------------------------------------------------------------------
Florida -- 11.7%
                      Boynton Beach, FL Multi-Family Housing Revenue, Clipper
                        Cove Apartments:
    750,000 A+          6.350% due 7/1/16                                                797,033
  1,325,000 A+          6.400% due 7/1/21                                              1,401,108
                      Brevard County, FL Health Facilities, Authorized Health
                        Care Facilities Revenue, (Health First Inc. Project),
                        MBIA-Insured:
 10,000,000 AAA          5.000% due 4/1/21                                             9,962,500
  7,530,000 AAA          5.000% due 4/1/26                                             7,414,565
 17,500,000 AAA          5.125% due 4/1/31                                            17,459,575
                      Broward County, FL GO:
  1,000,000 AA+         12.500% due 1/1/02                                             1,031,550
  1,250,000 AA+         12.500% due 1/1/03                                             1,405,513
  1,500,000 AA+         12.500% due 1/1/04                                             1,810,425
  1,750,000 AA+         12.500% due 1/1/05                                             2,252,723
  2,000,000 AA+         12.500% due 1/1/06                                             2,709,780
  9,000,000 AAA       Capital Projects Finance Authority, FL Student Housing
                        Revenue, MBIA-Insured, 5.000% due 10/1/31                      8,912,610
  2,000,000 AAA       Clay County, FL School Board COP (Master Lease Program),
                        MBIA-Insured, 5.750% due 7/1/22                                2,163,320
  1,750,000 AAA       Florida Municipal Loan Council Revenue, MBIA-Insured,
                        5.000% due 4/1/29                                              1,742,143


                      See Notes to Financial Statements.



12 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001

   FACE
  AMOUNT                            RATING(a)                                SECURITY     VALUE
-----------------------------------------------------------------------------------------------------
Florida -- 11.7% (continued)
                          Florida State Board of Education GO, Capital Outlay Public
                            Education:
                            Series A:
$ 4,010,000 AA+              5.125% due 6/1/21                                        $    4,078,892
 16,965,000 AA+              5.250% due 6/1/24                                            17,432,386
                            Series B:
 21,900,000 AAA              FGIC-Insured, 5.000% due 6/1/21                              22,025,049
 18,810,000 AAA              FSA-Insured, 5.000% due 6/1/22                               18,886,180
  6,850,000 AA+           Florida State Department of Transportation, (Right of Way
                            Project), Series A, 4.750% due 7/1/24                          6,581,959
 31,500,000 Aaa*          Hillsborough County, FL School Board COP, Series A,
                            MBIA-Insured, 5.000% due 7/1/25                               31,410,855
                          Jacksonville, FL Electric Authority Revenue, Water & Sewer,
                            Series A:
 19,195,000 AA-             5.300% due 10/1/30                                            19,340,690
 22,770,000 AA-             5.375% due 10/1/35                                            22,938,498
                          Jacksonville, FL Sales Tax Revenue, AMBAC-Insured:
  5,135,000 AAA             5.000% due 10/1/23                                             5,146,913
  2,500,000 AAA             5.000% due 10/1/26                                             2,499,900
 10,000,000 AAA             5.000% due 10/1/30                                             9,938,900
  4,095,000 AAA           Lee County, FL Transportation Facilities, Series A,
                            AMBAC-Insured, 5.500% due 10/1/17                              4,396,064
                          Martin County, FL IDA, Indiantown Cogeneration:
 13,500,000 BBB-            Project A, 7.875% due 12/15/25 (b)                            14,142,600
  6,010,000 BBB-            Project B, 8.050% due 12/15/25 (b)                             6,326,487
  1,000,000 A2*           Martin County, FL Special Assessment Revenue, Tropical
                            Farms Water, 6.100% due 11/1/15                                1,066,940
  2,290,000 AAA           Miami Beach, FL Stormwater Revenue, FGIC-Insured, 5.375%
                            due 9/1/30                                                     2,356,845
  8,040,000 AAA           Miami-Dade County, FL Professional Sports Franchise
                            Facility, MBIA-Insured, 4.750% due 10/1/30                     7,615,568
                          Orange County, FL School Board COP:
 25,250,000 Aaa*            AMBAC-Insured, 5.500% due 8/1/25                              26,386,755
 18,500,000 Aaa*            MBIA-Insured, Series A, 5.250% due 8/1/23                     18,988,585
    790,000 Aaa*            Series B, AMBAC-Insured, 2.500% due 8/1/25 (c)                   790,000
  3,800,000 AAA           Orange County, FL Tourist Development Tax Revenue, Series
                            A, AMBAC-Insured,
                            4.750% due 10/1/24                                             3,655,562
                          Palm Beach County, FL Public Improvement Revenue,
                            Convention Center Project, FGIC-Insured:
  2,070,000 AAA              5.125% due 11/1/20                                            2,110,096
 10,000,000 AAA              5.125% due 11/1/30                                           10,042,500
  5,000,000 AAA           Polk County, FL School Board, COP, Series A, FSA-Insured,
                            5.000% due 1/1/26                                              4,964,850
  3,000,000 AAA           St. Lucie, FL West Services District, Special Assessment
                            Revenue, Water Management Benefit,
          `                 Series A, MBIA-Insured, 5.250% due 5/1/25                      3,079,800
  4,500,000 AAA           Tallahassee, FL Energy Systems Revenue, Series A,
                            FSA-Insured, 4.750% due 10/1/26                                4,309,065
                          Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                            (Pre-Refunded -- Escrowed with
                            U.S. government securities to 5/1/02 Call @ 102):
  2,255,000 NR               7.550% due 5/1/12 (d)                                         2,372,553
  3,000,000 NR               7.750% due 5/1/27 (d)                                         3,160,230
                          Tampa, FL Water & Sewer Revenue, Series A:
  9,615,000 AA              5.000% due 10/1/26                                             9,622,788
 17,000,000 AA              5.000% due 10/1/29                                            16,948,490
  2,500,000 AAA           Village Center Community Development District, Recreational
                            Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25            2,542,175
-----------------------------------------------------------------------------------------------------
                                                                                         364,221,020
-----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



13 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT    RATING(a)                               SECURITY                                     VALUE
------------------------------------------------------------------------------------------------------------
Georgia -- 0.7%
                      Augusta, GA Water & Sewer Revenue, FSA-Insured:
$ 2,000,000 AAA         5.250% due 10/1/26                                                   $    2,055,040
 12,000,000 AAA         5.250% due 10/1/30                                                       12,244,200
  5,000,000 AA        Clayton County, GA Water Authority, Water & Sewer Revenue, 5.125% due
                        5/1/21                                                                    5,121,400
  3,500,000 BBB-      Savannah, GA Economic Development Authority Revenue, (College of Art
                        & Design Inc. Project), 6.900% due 10/1/29                                3,735,305
-----------------------------------------------------------------------------------------------------------
                                                                                                 23,155,945
-----------------------------------------------------------------------------------------------------------
Hawaii -- 0.9%
  2,500,000 AAA       Hawaii State Airports System Revenue, Series A, FGIC-Insured, 5.750%
                        due 7/1/21                                                                2,690,125
                      Hawaii State Department of Budget & Finance, Special Purpose Revenue,
                        Kaiser Permanente, Series A:
 15,545,000 A            5.100% due 3/1/14                                                       15,649,462
  4,000,000 A            5.150% due 3/1/15                                                        4,011,880
  3,850,000 AAA       Honolulu, HI City & County GO, Series A, FSA-Insured, 5.250% due
                        9/1/24                                                                    3,927,924
-----------------------------------------------------------------------------------------------------------
                                                                                                 26,279,391
-----------------------------------------------------------------------------------------------------------
Illinois -- 3.9%
    500,000 AA+       Chicago, IL Metropolitan Water Reclamation District, Greater Chicago,
                        Capital Improvement Bonds,
                        (Partially escrowed to maturity with U.S. government securities),
                         7.000% due 1/1/11 (d)                                                      602,550
 50,185,000 AAA       Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due
                        1/1/31 (e)                                                               52,346,970
  3,585,000 AAA       Chicago, IL Wastewater Transmission Revenue, Second Lien,
                        MBIA-Insured, 5.750% due 1/1/25                                           3,857,747
    500,000 AAA       Cook County, IL Community College District #508 COP, FGIC-Insured,
                        8.750% due 1/1/07                                                           620,870
    250,000 NR        Crestwood, IL Tax Increment Revenue, Refunding-Non-Qualified, 7.250%
                        due 12/1/08                                                                 258,125
    500,000 AAA       Du Page County, IL Alternate Revenue, (Storm Water Project),
                        (Pre-Refunded -- Escrowed
                        with U.S. government securities to 1/1/02 Call @ 102), 6.550% due
                         1/1/21                                                                     516,375
                      Illinois Health Facilities Authority Revenue:
  7,000,000 AAA         Ingalls Health System Project, MBIA-Insured, 6.250% due 5/15/24           7,608,020
    250,000 NR          Memorial Hospital, (Pre-Refunded with state and local government
                         securities to 5/1/02 Call @ 102), 7.250% due 5/1/24                        262,550
    300,000 NR          Mercy Center for Health Care Services, (Pre-Refunded with state and local government securities to 10/1/02 Call @ 102), 6.625% due
                         10/1/12                                                                    318,813
                        Series A, MBIA-Insured:
     28,000 AAA          Refunded -- Escrowed to Maturity with U.S. government securities
                           to various call dates, 7.900% due 8/15/03                                 29,679
     34,000 AAA          Unrefunded Balance, 7.900% due 8/15/03                                      34,133
                      Illinois State GO, First Series:
                        FSA-Insured:
  6,975,000 AAA          5.125% due 5/1/19                                                        7,098,946
 10,900,000 AAA          5.125% due 5/1/20                                                       11,060,121
  5,000,000 AAA          5.125% due 5/1/21                                                        5,058,150
 13,525,000 AAA          5.250% due 5/1/26                                                       13,748,298
 10,000,000 AAA         MBIA-Insured, 5.625% due 6/1/25                                          10,486,200
  2,750,000 AAA       Illinois State Partnership, COP, Department of Central Management
                        Services, MBIA-Insured, 5.650% due 7/1/17                                 2,924,900
  3,430,000 AAA       University of Illinois Revenue Bonds, Auxiliary Facilities Systems,
                        Series A, MBIA-Insured, 5.750% due 4/1/19                                 3,902,242
-----------------------------------------------------------------------------------------------------------
                                                                                                120,734,689
-----------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



14 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                 SECURITY      VALUE
-------------------------------------------------------------------------------------------------------
Indiana -- 0.8%
$    95,000 NR             Carmel, IN Retirement Housing Revenue, (Beverly Enterprises
                             Industrial Project), 8.750% due 12/1/08                   $        99,826
  3,005,000 AAA            Indiana Bond Bank, State Revenue, Guarantee-State Revolving
                             Fund, (Project A),
                             6.250% due 2/1/09                                               3,196,148
    200,000 Baa1*          Indiana Health Facilities Financing Authority Hospital
                             Revenue, (Riverview Hospital Project), 6.600% due 8/1/02          203,592
  2,200,000 AAA            Indiana Municipal Power Agency, Power Supply System
                             Revenue, Special Obligation, 1st Crossover, Series B,
                             MBIA-Insured, 5.200% due 1/1/14                                 2,231,966
  2,500,000 A3*            Petersburg, IN PCR, (Indianapolis Power & Light Co.
                             Project), 6.625% due 12/1/24                                    2,640,050
 15,000,000 AAA            Rockport, IN PCR, (Michigan Power Co. Project), Series A,
                             AMBAC-Insured, 6.550% due 6/1/25                               16,683,750
    500,000 AAA            St. Joseph County, IN Hospital Authority, Hospital
                             Facilities Revenue, (Memorial Hospital South Bend
                             Project), MBIA-Insured, 6.250% due 8/15/22                        535,505
-------------------------------------------------------------------------------------------------------
                                                                                            25,590,837
-------------------------------------------------------------------------------------------------------
Kansas -- 0.3%
                           Johnson County, KS Unified School District No. 231, Series
                             A, FSA-Insured:
  2,725,000 AAA              5.000% due 10/1/18                                              2,783,124
  1,505,000 AAA              5.100% due 10/1/20                                              1,539,269
  2,575,000 Aaa*           Kansas State Development Finance Authority Revenue, Public
                             Water Supply Revolving Loan, Series 2, AMBAC-Insured,
                             5.625% due 4/1/23                                               2,717,990
  2,000,000 Aaa*           Wyandotte County, KS School District No. 204 GO, (Bonner
                             Springs), Series A, FSA-Insured, 5.600% due 9/1/20              2,132,200
-------------------------------------------------------------------------------------------------------
                                                                                             9,172,583
-------------------------------------------------------------------------------------------------------
Kentucky -- 0.1%
  1,835,000 AAA            Kentucky State Property & Buildings Commission Revenues,
                             (Project No. 66), Series A, MBIA-Insured, 5.700% due
                             5/1/17                                                          2,000,884
-------------------------------------------------------------------------------------------------------
Louisiana -- 0.0%
    160,000 NR             Louisiana Public Facilities Authority Revenue, (Beverly
                             Enterprises), 8.250% due 9/1/08                                   166,933
-------------------------------------------------------------------------------------------------------
Maine -- 0.1%
  3,385,000 AAA            University of Maine System Revenue, Series A,
                             AMBAC-Insured, 5.500% due 3/1/30                                3,516,203
-------------------------------------------------------------------------------------------------------
Maryland -- 0.3%
  2,000,000 AAA            Baltimore County, MD County Commission Mortgage Revenue,
                             (Northbrooke Apartments Project), Series A,
                             GNMA-Collateralized, 6.350% due 1/20/21                         2,111,440
  1,375,000 AAA            Charles County, MD County Commissioners Mortgage Revenue,
                             (Holly Station IV Project), Series A, FHA-Insured, 6.450%
                             due 5/1/26                                                      1,447,133
 67,000,000 NR             Maryland State Energy Financing Administration, Solid Waste
                             Disposal Revenue, (Hagerstown Project), 9.000% due
                             10/15/16 (b)(g)                                                 6,030,000
-------------------------------------------------------------------------------------------------------
                                                                                             9,588,573
-------------------------------------------------------------------------------------------------------
Massachusetts -- 2.0%
  2,200,000 AAA            Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16         2,330,658
  4,000,000 AA+            Massachusetts Bay Transportation Authority, Sales Tax
                             Revenue, Series A, 5.500% due 7/1/30                            4,178,640
 11,430,000 Aaa*           Massachusetts State College Building Authority Revenue,
                             Series 1, MBIA-Insured, 5.375% due 5/1/39                      11,710,264
  2,200,000 A1*            Massachusetts State Development Finance Agency Lease
                             Revenue, Visual & Performing Arts Project, 6.000% due
                             8/1/21                                                          2,511,388
    205,000 AA             Massachusetts State HFA, Housing Revenue, Series 31, 6.450%
                             due 12/1/16                                                       215,644


                      See Notes to Financial Statements.



15 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                           RATING(a)                                SECURITY      VALUE
-----------------------------------------------------------------------------------------------------
Massachusetts -- 2.0% (continued)
                         Massachusetts State Health and Educational Facilities
                           Authority Revenue:
$ 2,000,000 A              Hebrew Rehabilitation Center for the Aged, Series C,
                            5.250% due 7/1/17                                        $     2,001,240
  3,000,000 AA-            Partners Healthcare Systems, Series B, 5.250% due 7/1/13        3,143,640
  5,030,000 AAA            University of Massachusetts, Lowell Campus, Series B,
                            FGIC-Insured, 5.250% due 10/1/31                               5,136,334
                           University of Massachusetts, Worcester Campus, Series B,
                            FGIC-Insured:
  1,870,000 AAA             5.125% due 10/1/20                                             1,909,027
  1,350,000 AAA             5.125% due 10/1/21                                             1,372,788
  1,565,000 AAA             5.125% due 10/1/22                                             1,588,929
  1,170,000 AAA             5.125% due 10/1/23                                             1,186,041
  5,000,000 AAA             5.250% due 10/1/31                                             5,105,700
     50,000 NR           Massachusetts State Industrial Finance Agency Revenue,
                           Beverly Enterprises, 8.000% due 5/1/02                             50,908
                         Massachusetts State Turnpike Authority, Metro Highway
                           Systems Revenue, Series A, AMBAC-Insured:
  6,900,000 AAA             5.250% due 1/1/29                                              7,029,858
 15,000,000 AAA             4.750% due 1/1/34                                             13,992,300
-----------------------------------------------------------------------------------------------------
                                                                                          63,463,359
-----------------------------------------------------------------------------------------------------
Michigan -- 8.5%
  3,500,000 AAA          Anchor Bay, MI School District, Q-SBLF-Insured, 5.000% due
                           5/1/29                                                          3,468,675
  2,215,000 AAA          Berkley, MI City School District, Q-SBLF-Insured, 5.000%
                           due 5/1/29                                                      2,243,640
  2,795,000 AAA          Clarkston, MI Community Schools, GO, MBIA and
                           Q-SBLF-Insured, 5.250% due 5/1/23                               2,839,860
                         Detroit, MI GO, Series A-1, MBIA-Insured:
 12,000,000 AAA            5.000% due 4/1/19                                              12,113,040
 10,610,000 AAA            5.000% due 4/1/20                                              10,659,655
 12,390,000 AAA            5.000% due 4/1/21                                              12,389,504
  2,000,000 AAA          Detroit, MI Downtown Development Authority, Tax Increment
                           Revenue, (Development Area No. 1 Projects), (Pre-Refunded
                           with state and local government securities to 7/1/06 Call
                           @ 102, Series C), 6.250% due 7/1/25                             2,290,120
  3,000,000 AAA          Detroit, MI Water Supply System, Series A, (Pre-Refunded
                           with state and local government securities to 1/1/10 Call
                           @ 101), FGIC-Insured, 5.750% due 7/1/26                         3,410,370
  3,825,000 AAA          Dundee, MI Community School District, School Building &
                           Site, Q-SBLF-Insured, 5.500% due 5/1/30                         3,974,060
                         East Lansing, MI School District, School Building & Site,
                           Q-SBLF-Insured:
  1,000,000 AAA            5.400% due 5/1/18                                               1,050,680
  2,800,000 AAA            5.450% due 5/1/19                                               2,941,624
  1,900,000 AAA            5.500% due 5/1/21                                               1,989,034
  4,000,000 AAA            5.625% due 5/1/30                                               4,205,120
  4,075,000 AAA          Galesburg-Augusta, MI Community Schools, GO, FGIC and
                           Q-SBLF-Insured, 5.375% due 5/1/27                               4,193,745
                         Grand Rapids, MI Water Supply, FGIC-Insured:
  3,000,000 AAA            5.250% due 1/1/17                                               3,132,360
  3,500,000 AAA            5.250% due 1/1/18                                               3,641,015
  1,000,000 AAA          Grand Valley, MI State University Revenue, MBIA-Insured,
                           5.250% due 10/1/17                                              1,048,040
 18,500,000 AAA          Hartland, MI Consolidated School District, GO,
                           Q-SBLF-Insured, 5.125% due 5/1/29                              18,589,725
  5,500,000 AAA          Howell, MI Public Schools, GO, Q-SBLF-Insured, 5.250% due
                           5/1/22                                                          5,650,535
  3,600,000 AAA          Kalamazoo, MI City School District, (Building & Site),
                           FSA-Insured, 5.000% due 5/1/21                                  3,599,748
  5,530,000 AAA          Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27              5,763,090


                      See Notes to Financial Statements.



16 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY     VALUE
-----------------------------------------------------------------------------------------------------
Michigan -- 8.5% (continued)
                          Michigan State Hospital Finance Authority Revenue, OSF
                            Healthcare Systems:
$ 5,355,000 A               6.125% due 11/15/19                                       $    5,610,755
  2,500,000 A               6.250% due 11/15/24                                            2,627,975
                          Michigan State Strategic Fund, Resource Recovery Limited
                            Obligation Revenue, Central Wayne Energy:
                             Series A:
  8,000,000 NR                 6.900% due 7/1/19 (b)                                       5,200,000
  9,000,000 NR                 7.000% due 7/1/27 (b)                                       5,850,000
 12,000,000 NR               Series B, 6.800% due 7/1/13 (b)                               7,800,000
 35,000,000 AAA           Michigan State Trunk Line, Series A, FSA-Insured, 5.000%
                            due 11/1/25                                                   34,851,950
                          Midland, MI GO, AMBAC-Insured:
  1,000,000 AAA             5.150% due 5/1/18                                              1,025,910
  1,030,000 AAA             5.200% due 5/1/19                                              1,055,894
  1,340,000 AAA             5.250% due 5/1/21                                              1,371,718
 55,000,000 BB+           Midland County, MI Economic Development Corp., Subordinated
                            Limited Obligation, Series A, 6.875% due 7/23/09 (b)          57,571,800
  3,555,000 AAA           Newaygo, MI Public Schools, GO, Q-SBLF-Insured, 5.625% due
                            5/1/26                                                         3,742,420
  4,815,000 AAA           Saginaw Valley State University Revenue, Series A,
                            MBIA-Insured, 5.125% due 7/1/30                                4,840,086
                          Saline, MI Area Schools, GO, Q-SBLF-Insured, Series A:
  3,145,000 AAA             5.750% due 5/1/18                                              3,393,581
  5,150,000 AAA             5.375% due 5/1/19                                              5,383,295
  4,305,000 AAA             5.375% due 5/1/21                                              4,459,808
  5,150,000 AAA             5.375% due 5/1/22                                              5,324,173
                          Stockbridge, MI Community Schools, GO, Q-SBLF-Insured:
    800,000 AAA             5.400% due 5/1/16                                                848,728
    825,000 AAA             5.450% due 5/1/17                                                872,124
    600,000 AAA             5.500% due 5/1/21                                                628,116
  1,325,000 AAA             5.625% due 5/1/26                                              1,394,854
  2,250,000 AAA           West Bloomfield, MI School District, School Building &
                            Site, MBIA-Insured, 5.125% due 5/1/21                          2,281,500
-----------------------------------------------------------------------------------------------------
                                                                                         265,328,327
-----------------------------------------------------------------------------------------------------
Minnesota -- 4.1%
  2,500,000 AAA           Dakota County, MN Community Development Agency,
                            Multi-Family Housing Revenue,
                            Southfork Apartments, FNMA-Collateralized, 5.625% due
                             2/1/26                                                        2,577,150
                          Eden Prairie, MN Multi-Family Housing Revenue, Rolling
                            Hills Project, Series A, GNMA-Collateralized:
  1,000,000 Aaa*             6.150% due 8/20/31                                            1,068,420
  1,000,000 Aaa*             6.200% due 2/20/43                                            1,062,870
                          Elk River, MN GO, Independent School District No. 728,
                            Series A, MBIA-Insured:
  9,500,000 Aaa*            5.375% due 2/1/20                                              9,908,975
  4,250,000 Aaa*            5.500% due 2/1/21                                              4,499,178
                          Hennepin County, MN Lease Revenue, COP:
  2,955,000 AA+             5.000% due 11/15/14                                            3,061,262
  3,105,000 AA+             5.000% due 11/15/15                                            3,205,074
                          Minneapolis & St. Paul, MN Metropolitan Airports
                            Commission, Airport Revenue, Series A:
  4,400,000 AAA             AMBAC-Insured, 5.200% due 1/1/24                               4,479,948
                            FGIC-Insured:
 18,220,000 AAA              5.125% due 1/1/25                                            18,413,678
  2,500,000 AAA              5.250% due 1/1/25                                             2,557,150
  9,800,000 AAA              5.125% due 1/1/31                                             9,875,166
  5,500,000 AAA              5.250% due 1/1/32                                             5,601,035


                      See Notes to Financial Statements.



17 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY     VALUE
-----------------------------------------------------------------------------------------------------
Minnesota -- 4.1% (continued)
                            Series C, FGIC-Insured:
$ 8,000,000 AAA              5.250% due 1/1/26                                        $    8,182,880
 26,750,000 AAA              5.250% due 1/1/32                                            27,261,460
    150,000 NR            Minneapolis, MN Health Care Facilities Revenue, (Ebenezer
                            Society Project), Series A,
                            7.000% due 7/1/12                                                148,303
                          Minnesota State, General Obligation Unlimited:
  7,400,000 AAA             5.250% due 8/1/18                                              7,720,346
  6,375,000 AAA             5.250% due 8/1/19                                              6,621,011
    500,000 A3*           Minnesota State, Higher Education Facility Authority
                            Revenue, St. Johns University, Series Four-L, 5.350% due
                            10/1/17                                                          512,460
  4,000,000 AA+           North St. Paul Maplewood, MN ISD, No. 622, Series A, 5.125%
                            due 2/1/20                                                     4,055,320
                          Rochester, MN Electric Utility Revenue:
  1,210,000 Aa3*            5.100% due 12/1/17                                             1,245,840
  1,270,000 Aa3*            5.125% due 12/1/18                                             1,306,132
  1,335,000 Aa3*            5.200% due 12/1/19                                             1,380,403
  1,405,000 Aa3*            5.250% due 12/1/20                                             1,456,929
-----------------------------------------------------------------------------------------------------
                                                                                         126,200,990
-----------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
    200,000 Aa2*          Jackson County, MS Industrial Sewer Facilities Revenue,
                            (Chevron U.S.A. Inc. Project), 2.600% due 12/15/24 (c)           200,000
 10,000,000 AAA           Mississippi Development Bank Special Obligation, (Capital
                            Projects & Equipment Program),
                            Series A, AMBAC-Insured, 5.625% due 7/1/31                    10,880,500
    200,000 Aa3*          Perry County, MS PCR, (Leaf River Forest Project), 2.550%
                            due 3/1/02 (c)                                                   200,000
    400,000 NR            Ridgeland, MS Urban Renewal Revenue, (The Orchard Limited
                            Project), Series A, 7.750% due 12/1/15                           411,840
-----------------------------------------------------------------------------------------------------
                                                                                          11,692,340
-----------------------------------------------------------------------------------------------------
Missouri -- 2.3%
  3,000,000 AAA           Mehlville, MO School District, No. R-9, COP, Series A,
                            FSA-Insured, 5.000% due 3/1/18                                 3,052,140
                          Missouri State Board Public Buildings, State Office
                            Building, Series A, MBIA-Insured:
 10,080,000 AAA             5.000% due 5/1/24                                             10,117,699
  6,100,000 AAA             5.000% due 5/1/25                                              6,118,117
                          Missouri State Health & Educational Facilities Authority,
                            Health Facilities Revenue:
    500,000 BBB+            Heartland Health System Project, 6.875% due 11/15/04             528,000
    500,000 BBB+            Lake of the Ozarks General Hospital, 6.000% due 2/15/06          529,050
  1,615,000 AAA           St. Charles County, MO IDA Industrial Revenue, Westchester
                            Village Apartments, Series A
                            FNMA-Collateralized, 6.050% due 2/1/17                         1,707,749
                          St. Louis, MO Airport Revenue, Airport Development Program,
                            Series A, MBIA-Insured:
  3,500,000 AAA             5.000% due 7/1/20                                              3,532,200
  6,375,000 AAA             5.000% due 7/1/21                                              6,413,888
  6,420,000 AAA             5.125% due 7/1/22                                              6,506,092
 11,250,000 AAA             5.000% due 7/1/26                                             11,233,350
 22,500,000 AAA             5.250% due 7/1/31                                             23,018,400
-----------------------------------------------------------------------------------------------------
                                                                                          72,756,685
-----------------------------------------------------------------------------------------------------
Montana -- 1.1%
 33,350,000 NR            Montana State Board of Investment Resource Recovery
                            Revenue, (Yellowstone Energy LP Project), 7.000% due
                            12/31/19 (b)                                                  32,507,245
-----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



18 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY     VALUE
-----------------------------------------------------------------------------------------------------
Nevada -- 1.2%
$ 2,000,000 AAA          Clark County, NV IDR, (Nevada Power Company Project),
                           Series C, AMBAC-Insured,
                           7.200% due 10/1/22                                         $    2,130,180
                         Truckee Meadows, NV Water Authority Revenue, Series A,
                           FSA-Insured:
 13,545,000 AAA            5.125% due 7/1/21                                              13,663,654
  3,900,000 AAA            5.000% due 7/1/25                                               3,851,601
 16,705,000 AAA            5.125% due 7/1/30                                              16,641,354
-----------------------------------------------------------------------------------------------------
                                                                                          36,286,789
-----------------------------------------------------------------------------------------------------
New Hampshire -- 0.3%
  7,000,000 AAA          New Hampshire Health & Education Facilities Authority
                           Revenue, University of New Hampshire, AMBAC-Insured,
                           5.125% due 7/1/33                                               7,013,860
                         New Hampshire Higher Education & Health Facilities
                           Authority Revenue:
    370,000 NR             First Mortgage -- Odd Fellows Home, 9.000% due 6/1/14             402,286
    415,000 BBB-           New London Hospital Association Project, 7.500% due
                            6/1/05                                                           448,300
-----------------------------------------------------------------------------------------------------
                                                                                           7,864,446
-----------------------------------------------------------------------------------------------------
New Jersey -- 0.9%
    870,000 AAA          Essex County, NJ Improvement Authority Revenue, Hampton
                           Valley, Series A, MBIA/FHA-Insured, 5.650% due 1/1/15             932,066
  1,500,000 Aa2*         Mercer County, NJ Improvement Authority Revenue, Capital
                           Appreciation, County Guaranteed, zero coupon due 4/1/11           997,410
                         New Jersey EDA Revenue:
    880,000 NR             Economic Development Revenue, Holt Hauling & Warehousing,
                            Series G, 8.400% due 12/15/15                                    748,000
                           Special Facility Revenue, (Continental Airlines Inc.
                            Project):
  3,890,000 BB              5.500% due 4/1/28 (b)                                          3,284,483
 11,030,000 BB              7.000% due 11/15/30 (b)                                       11,360,348
                         New Jersey Health Care Facilities Financing Authority
                           Revenue:
  2,500,000 BB             Rahway Hospital Obligation Group, 5.000% due 7/1/08             2,212,350
                           Robert Wood Johnson University Hospital:
  2,280,000 A+              5.500% due 7/1/14                                              2,449,472
  1,000,000 A+              5.600% due 7/1/15                                              1,076,260
  2,045,000 A+              5.700% due 7/1/20                                              2,177,434
  1,500,000 BBB          St. Peters University Hospital, Series A, 6.875% due 7/1/30       1,603,530
-----------------------------------------------------------------------------------------------------
                                                                                          26,841,353
-----------------------------------------------------------------------------------------------------
New Mexico -- 0.0%
  1,000,000 B3*          Farmington, NM PCR, Southern California Edison Co., Series
                           A, 7.200% due 4/1/21                                              975,390
-----------------------------------------------------------------------------------------------------
New York -- 3.7%
 10,465,000 AAA          Metropolitan Transportation Authority of New York,
                           Dedicated Tax Fund, Series A, FGIC-Insured, 5.875% due
                           4/1/25                                                         11,400,780
 11,750,000 AAA          Nassau County, NY Healthcare Corp., Health Systems Revenue,
                           FSA-Insured, 5.500% due 8/1/19                                 12,467,808
  1,000,000 Aaa*         New York, NY GO, Series B1, (Pre-Refunded -- Escrowed with
                           U.S. government securities to 8/15/04 Call @ 101), 7.000%
                           due 8/15/16                                                     1,129,730
    350,000 NR           New York City, NY IDA Civic Facility Revenue, Marymount
                           Manhattan College Project, 7.000% due 7/1/23                      381,549
                         New York City, NY Municipal Water Financing Authority,
                           Water & Sewer System Revenue:
    100,000 AAA            Series A, FGIC-Insured, 2.400% due 6/15/25 (c)                    100,000
  5,000,000 AA             Series B, (Pre-Refunded -- Escrowed with state and local
                            government securities to 6/15/10 Call @ 101), 6.000% due
                            6/15/33                                                        5,886,800
  3,000,000 AA             Unrefunded Balance, Series B, 6.000% due 6/15/33                3,466,170


                      See Notes to Financial Statements.



19 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY      VALUE
------------------------------------------------------------------------------------------------------
New York -- 3.7% (continued)
$ 6,000,000 AAA           New York City, NY Transit Authority Metropolitan
                            Transportation Authority, Triborough, AMBAC-Insured,
                            5.875% due 1/1/30                                         $     6,534,120
                          New York State Dormitory Authority:
  5,000,000 AAA             City University System, Consolidated Third General
                             Resolution, Series 2, MBIA-Insured, 6.250% due 7/1/19          5,477,100
                            Iona College, MBIA-Insured:
    485,000 AAA              6.600% due 7/1/07                                                500,350
    420,000 AAA              6.600% due 7/1/08                                                433,293
    555,000 AAA              6.600% due 7/1/09                                                572,566
    540,000 AAA              6.700% due 7/1/10                                                557,258
  7,000,000 AAA             Lease Revenue, Court Facilities, City of NY Issue,
                             AMBAC-Insured, 5.750% due 5/15/30                              7,555,310
 24,000,000 AAA             New York University, Series 2, AMBAC-Insured, 5.000% due
                             7/1/24                                                        23,671,680
 10,000,000 AAA             State University Additional Facilities, Series B,
                             FSA-Insured, 5.500% due 5/15/30                               10,492,700
  2,000,000 AA            New York State GO, 12.000% due 11/15/03                           2,394,480
                          New York State Thruway Authority, Highway & Bridge
                            Transportation Fund, Series B-1, FGIC-Insured:
  2,305,000 AAA              5.400% due 4/1/17                                              2,451,875
  2,000,000 AAA              5.500% due 4/1/18                                              2,144,400
  6,595,000 AAA              5.500% due 4/1/19                                              7,039,569
  5,950,000 AAA              5.600% due 4/1/20                                              6,358,706
  1,000,000 AAA           New York State Urban Development Corp. Revenue,
                            Correctional Facilities, Series D,
                            FSA-Insured, 5.250% due 1/1/30                                  1,019,120
  1,000,000 AAA           St. Lawrence County, NY Industrial Developmental Agency,
                            Civic Facilities Revenue,
                            (St. Lawrence University Project), Series A,
                             MBIA-Insured, 5.375% due 7/1/18                                1,051,890
  3,000,000 Aa3*          Triborough Bridge & Tunnel Authority of New York, General
                            Purpose Revenue Bonds,
                            Series B, 5.500% due 1/1/30                                     3,144,510
------------------------------------------------------------------------------------------------------
                                                                                          116,231,764
------------------------------------------------------------------------------------------------------
North Carolina -- 1.0%
  4,285,000 A1*           Carteret County, NC COP, (Elementary School Project),
                            6.500% due 2/1/07                                               4,543,985
  1,500,000 AAA           Charlotte, NC Water & Sewer Systems Revenue, 5.250% due
                            6/1/24                                                          1,547,190
  1,145,000 AAA           Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15             1,245,302
  5,230,000 AAA           Durham County, NC Multi-Family Housing Revenue, Alston
                            Village Apartments, 5.650% due 3/1/34 (b)                       5,504,104
                          Greensboro, NC Enterprise System Revenue, Series A:
    515,000 AA-             5.125% due 6/1/20                                                 527,138
    250,000 AA-             5.125% due 6/1/21                                                 255,262
    400,000 AA-             5.125% due 6/1/22                                                 407,412
    250,000 AA-             5.125% due 6/1/23                                                 254,007
  2,500,000 AA-           North Carolina Medical Care Commission, Hospital Revenue,
                            First Health of the Carolinas,
                            4.750% due 10/1/26                                              2,349,950
 14,500,000 AAA           North Carolina State, Public Improvement, Series A, 5.000%
                            due 3/1/18                                                     14,978,210
------------------------------------------------------------------------------------------------------
                                                                                           31,612,560
------------------------------------------------------------------------------------------------------
North Dakota -- 0.5%
  1,000,000 AAA           Burleigh County, ND Health Care Revenue, Medcenter One
                            Inc., MBIA-Insured, 5.250% due 5/1/13                           1,048,510
 15,750,000 AAA           Oliver County, ND PCR, Square Butte Electric Cooperative,
                            Series A, AMBAC-Insured, 5.300% due 1/1/27                     16,038,698
------------------------------------------------------------------------------------------------------
                                                                                           17,087,208
------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



20 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY      VALUE
------------------------------------------------------------------------------------------------------
Ohio -- 10.6%
                         Akron, Bath and Copley, OH Joint Township Hospital
                           District, Hospital Revenue, (Akron General Medical Center
                           Project), AMBAC-Insured:
$12,230,000 AAA             5.375% due 1/1/17                                         $    12,743,048
  1,500,000 AAA             5.375% due 1/1/22                                               1,539,555
  2,550,000 AAA          Avon Lake, OH City School District, FGIC-Insured, 5.500%
                           due 12/1/26                                                      2,675,995
  2,840,000 Aaa*         Brecksville-Broadview Heights, OH City School District,            3,237,202
                         FGIC-Insured, 6.500% due 12/1/16Canton, OH City School
                         District, Series A, MBIA-Insured:
  6,000,000 AAA            5.500% due 12/1/20                                               6,328,200
  5,500,000 AAA            5.625% due 12/1/23                                               5,826,480
  6,000,000 AAA          Cincinnati, OH School District, School Improvement,
                           MBIA-Insured, 5.000% due 12/1/21                                 6,042,600
  3,520,000 AA+          Cincinnati, OH Water Systems Revenue, 5.000% due 12/1/19           3,563,050
                         Clermont County, OH Hospital Facilities Revenue, Mercy
                           Health System, Series B, AMBAC-Insured:
  3,415,000 AAA             5.625% due 9/1/16                                               3,639,673
  1,000,000 AAA             5.625% due 9/1/21                                               1,046,090
 61,600,000 AAA          Cleveland, OH Airport System Revenue, Series A,
                           FSA-Insured, 5.000% due 1/1/31 (e)                              61,220,544
    500,000 NR           Cleveland, OH Packaging Facilities Revenue, 8.000% due
                           9/15/12                                                            537,030
                         Cleveland, OH Waterworks Revenue, Refunding & Improvement,
                           First Mortgage, Series H, MBIA-Insured:
  1,000,000 AAA             5.625% due 1/1/13                                               1,067,890
    985,000 AAA             Pre-Refunded -- Escrowed with state and local government
                              securities to 1/1/06 Call @ 102, 5.700% due 1/1/14            1,096,492
     15,000 AAA             Unrefunded Balance, 5.700% due 1/1/14                              15,458
    500,000 NR           Cuyahoga County, OH Health Care Facility Revenue, Judson
                           Retirement Community, Series A, 7.000% due 11/15/10                524,045
                         Cuyahoga County, OH Hospital Revenue:
                           Metrohealth System Project, MBIA-Insured:
  1,000,000 AAA             5.625% due 2/15/17                                              1,057,490
  5,935,000 AAA             Series A, 5.250% due 2/15/19                                    6,074,175
                           University Hospital Systems, AMBAC-Insured:
  2,500,000 AAA             5.400% due 1/15/19                                              2,596,650
  9,000,000 AAA             5.500% due 1/15/30                                              9,339,210
    660,000 Aa*          Delaware County, OH Health Care Facilities Revenue, Centrum
                           At Willow Brook, FHA-Insured, 6.550% due 2/1/35                    732,805
  2,830,000 Aa3*         Euclid, OH GO, 5.250% due 12/1/20                                  2,856,885
  1,000,000 AAA          Greater Cincinnati, OH Elderly Housing Development Corp.
                           Mortgage Revenue, Cambridge Apartments, Series A,
                           FHA-Insured, 6.600% due 8/1/25                                   1,061,120
  5,400,000 Aaa*         Greene County, OH Sewer System Revenue, (Governmental
                           Enterprise), AMBAC-Insured, 5.625% due 12/1/25                   5,734,098
                         Hamilton County, OH Sales Tax, Series B, AMBAC-Insured:
  3,135,000 AAA            5.250% due 12/1/18                                               3,260,368
  3,610,000 AAA            5.250% due 12/1/19                                               3,737,938
 60,055,000 AAA            5.250% due 12/1/32                                              61,060,921
  2,000,000 AAA          Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21                 2,062,160
                         Lucas County, OH Hospital Revenue, Promedica Healthcare
                           Obligation Group, AMBAC-Insured:
 10,000,000 AAA             5.375% due 11/15/23                                            10,336,200
 28,050,000 AAA             5.375% due 11/15/29                                            28,789,678
  1,000,000 Aaa*         Madison, OH Local School District, Butler County,
                           MBIA-Insured, 5.750% due 12/1/26                                 1,079,190


                      See Notes to Financial Statements.



21 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                 SECURITY     VALUE
------------------------------------------------------------------------------------------------------
Ohio -- 10.6% (continued)
                           Mason, OH COP, Municipal Facilities Project, MBIA-Insured:
$ 1,025,000 Aaa*             5.000% due 12/1/17                                        $    1,048,852
  1,075,000 Aaa*             5.000% due 12/1/18                                             1,094,758
  1,080,000 Aaa*             5.000% due 12/1/19                                             1,094,612
  2,500,000 Aaa*             5.000% due 12/1/26                                             2,489,150
  1,000,000 Baa1*          Miami County, OH Hospital Facilities, Upper Valley Medical
                             Center, Series A, 6.000% due 5/15/06                           1,048,080
  1,630,000 AA-            New Lexington, OH City School District, School Improvement,
                             5.375% due 12/1/21                                             1,703,627
  4,500,000 AAA            Ohio State Air Quality Development Authority Revenue, (Ohio
                             Power Co.), Series C, AMBAC-Insured, 5.150% due 5/1/26         4,550,895
  2,725,000 AA             Ohio State Building Authority, State Facilities,
                             Administration Building Fund Projects, Series A, 5.000%
                             due 10/1/15                                                    2,801,409
  4,435,000 AA+            Ohio State Higher Education, Capital Facilities, Series A,
                             5.000% due 2/1/21                                              4,467,908
                           Ohio State Higher Educational Facilities Commission
                             Revenue:
  2,875,000 A2*              John Carroll University Project, 5.850% due 4/1/20             3,090,625
                             University of Dayton Project, AMBAC-Insured:
  3,380,000 AAA               5.500% due 12/1/25                                            3,547,006
 11,710,000 AAA               5.500% due 12/1/30                                           12,259,667
  1,500,000 NR             Ohio State Solid Waste Revenue, Republic Engineered Steels
                             Inc., 9.000% due 6/1/21 (b)                                       75,000
  1,000,000 Baa1*          Ohio State Water Development Authority, Pollution Control
                             Facilities Revenue, (Ohio Edison Co. Project), 5.950% due
                             5/15/29                                                        1,016,920
  5,000,000 AA+            Orange, OH City School District GO, 5.000% due 12/1/23           4,992,950
  7,410,000 A3*            Steubenville, OH Hospital Revenue, Trinity Health, 6.500%
                             due 10/1/30                                                    7,868,012
                           University of Cincinnati, OH General Receipts, Series A,
                             FGIC-Insured:
  2,000,000 AAA              5.000% due 6/1/20                                              2,024,720
  2,500,000 AAA              5.000% due 6/1/21                                              2,516,350
  6,310,000 AAA              5.250% due 6/1/24                                              6,476,269
  3,250,000 AAA            Warrensville Heights, OH City School District, School
                             Improvement, FGIC-Insured, 5.750% due 12/1/24                  3,531,840
                           Waterloo, OH Local School District, Classroom Facilities
                             Improvement, FGIC-Insured:
  3,000,000 Aaa*             5.125% due 12/1/21                                             3,048,750
  2,000,000 Aaa*             5.128% due 12/1/24                                             2,022,880
  5,000,000                Westerville, OH City School District, MBIA-Insured, 5.000%
            AAA              due 12/1/27                                                    4,992,350
------------------------------------------------------------------------------------------------------
                                                                                          328,644,870
------------------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
    100,000 NR             Oklahoma State Industrial Authority Revenue, Integris
                             Baptist Medical Center, Series B, 2.550% due 8/15/29 (c)         100,000
                           Tulsa, OK GO:
  2,100,000 AA               5.000% due 3/1/18                                              2,118,774
  2,100,000 AA               5.000% due 3/1/19                                              2,111,529
  2,000,000 AA               5.000% due 3/1/20                                              2,004,100
                           Tulsa, OK Industrial Authority, Hospital Revenue:
  1,975,000 AA               St. Johns Medical Center Project, 6.250% due 2/15/17           2,211,230
    500,000 AAA              Tulsa Regional Medical Center, 7.200% due 6/1/17                 548,600
  1,000,000                Woods County, OK IDA, Revenue Refunding, (Cargill Inc.
            AA-              Project), 6.250% due 10/1/14 (f)                               1,074,830
------------------------------------------------------------------------------------------------------
                                                                                           10,169,063
------------------------------------------------------------------------------------------------------
Oregon -- 2.8%
                           Clackamas County, OR Hospital Facilities:
  2,000,000 AA               5.750% due 5/1/15                                              2,177,340
 10,000,000 AA               5.250% due 5/1/21                                             10,220,400


                      See Notes to Financial Statements.



22 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                 SECURITY     VALUE
------------------------------------------------------------------------------------------------------
Oregon -- 2.8% (continued)
                           Clackamas County, OR School District No. 007J Lake Oswego,
                             MBIA-Insured:
$ 5,590,000 Aaa*             5.000% due 6/1/20                                         $    5,654,061
  6,110,000 Aaa*             5.000% due 6/1/21                                              6,151,670
  6,665,000 Aaa*             5.000% due 6/1/22                                              6,695,126
 11,025,000 Aaa*             5.000% due 6/1/26                                             11,032,607
                           Oregon State Department of Administrative Services Corp.,
                             COP, Series A, AMBAC-Insured:
  7,155,000 AAA              4.875% due 5/1/16                                              7,288,584
  5,505,000 AAA              4.875% due 5/1/17                                              5,588,180
  6,950,000 AA             Oregon State GO, Series B, 6.375% due 8/1/24                     7,296,944
                           Portland, OR Community College District, Series A:
  2,885,000 AA               5.000% due 6/1/18                                              2,945,008
  3,140,000 AA               5.000% due 6/1/19                                              3,190,617
  8,000,000                Portland, OR Tax Revenue, Series A, MBIA-Insured, 5.125%
            Aaa*             due 6/1/30                                                     8,101,600
                           Washington County, OR:
  4,330,000 Aa2*             5.000% due 6/1/21                                              4,366,242
  6,490,000 Aa2*             5.125% due 6/1/23                                              6,586,441
------------------------------------------------------------------------------------------------------
                                                                                           87,294,820
------------------------------------------------------------------------------------------------------
Pennsylvania -- 2.9%
                           Allegheny County, PA:
  1,000,000 Ba3*             Hospital Development Authority Revenue, (St. Francis
                              Medical Center Project), 5.750% due 5/15/17                     656,800
 21,000,000 AAA              Sanitation Authority Sewer Revenue, MBIA-Insured, 5.375%
                              due 12/1/24                                                  21,639,030
    255,000 Aaa*           Montgomery County, PA IDA Revenue, Pennsburg Nursing &
                             Rehabilitation Center, (Pre-Refunded -- Escrowed with
                             U.S. government securities to 3/31/04 Call @ 102.775),
                             7.625% due 7/1/18                                                291,121
  1,125,000                Parkland, PA School District, FGIC-Insured, 5.000% due
            Aaa*             9/1/14                                                         1,171,676
                           Pennsylvania Economic Development Financing Authority,
                             Resource Recovery Revenue, (Northhampton Generating
                             Project), Series C:
  2,000,000 NR                6.875% due 1/1/11 (b)                                         2,014,900
 12,000,000 NR                6.950% due 1/1/21 (b)                                        12,078,120
 14,200,000                Philadelphia, PA Gas Works Revenue, FSA-Insured, 5.125% due
            AAA              8/1/31                                                        14,188,498
    500,000 Baa3*          Philadelphia, PA Hospitals & Higher Education Facilities
                             Authority, Hospital Revenue, PA Hospital, (Escrowed to
                             Maturity with U.S. government securities), 6.250% due
                             7/1/06 (d)                                                       563,770
                           Philadelphia, PA School District GO, Series A, FSA-Insured:
    855,000 AAA              5.750% due 2/1/17                                                941,680
    900,000 AAA              5.750% due 2/1/18                                                986,886
    755,000 AAA              5.750% due 2/1/20                                                821,236
    565,000 AAA              5.750% due 2/1/21                                                611,878
 11,600,000 AAA              5.750% due 2/1/30                                             12,470,928
  2,680,000 AA-            Saint Mary Hospital Authority, Bucks County Catholic Health
                             Initiatives, Series A, 5.375% due 12/1/12                      2,969,654
  4,500,000 AA             Schuylkill County, PA IDA, Resource Recovery Revenue,
                             Northeastern Power Co., Series A, 2.500% due 12/1/22 (c)       4,500,000
    500,000 A              Shenandoah Valley, PA School District GO, Series A, zero
                             coupon bond to yield 6.683% due 2/1/12                           308,065
                           South Park, PA School District, Series A, FGIC-Insured:
  7,130,000 AAA              5.125% due 8/1/24                                              7,181,978
  6,190,000 AAA              5.125% due 8/1/27                                              6,225,531
------------------------------------------------------------------------------------------------------
                                                                                           89,621,751
------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



23 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                             RATING(a)                                 SECURITY     VALUE
------------------------------------------------------------------------------------------------------
Rhode Island -- 0.1%
$   500,000 AAA           Rhode Island Depositors Economic Protection Corp., Special
                            Obligation, Series A, FSA-Insured, 6.625% due 8/1/19         $    528,295
  3,000,000 AAA           Rhode Island State Economic Development Corp., Airport
                            Revenue, Series B, FGIC-Insured, 6.000% due 7/1/28              3,284,970
------------------------------------------------------------------------------------------------------
                                                                                            3,813,265
------------------------------------------------------------------------------------------------------
South Carolina -- 0.1%
  1,870,000 AA+           Charleston County, SC Capital Improvement, 5.250% due 5/1/21      1,937,208
  2,470,000 AAA           South Carolina Jobs Economic Development Authority Revenue,
                            Myrtle Beach Convention, Series B, MBIA-Insured, 5.250% due
                            4/1/26                                                          2,510,780
------------------------------------------------------------------------------------------------------
                                                                                            4,447,988
------------------------------------------------------------------------------------------------------
South Dakota -- 0.2%
                          Minnehaha County, SD GO, COP:
  2,635,000 Aa2*            5.625% due 12/1/19                                              2,801,505
  2,400,000 Aa2*            5.625% due 12/1/20                                              2,553,504
------------------------------------------------------------------------------------------------------
                                                                                            5,355,009
------------------------------------------------------------------------------------------------------
Tennessee -- 2.8%
                          Chattanooga, TN Electrical Revenue:
  1,600,000 AA              5.200% due 9/1/16                                               1,682,704
  1,600,000 AA              5.250% due 9/1/17                                               1,686,448
  1,600,000 AA              5.250% due 9/1/18                                               1,682,512
  6,300,000 AA              5.375% due 9/1/25                                               6,508,908
                          Chattanooga, TN Health and Educational Housing Facilities
                            Board, Mortgage Revenue, Red Bank Health Care, FHA-Insured,
                            (LOC -- Citibank N.A.):
    125,000 A                11.250% due 2/1/04                                               143,694
    145,000 A                11.250% due 8/1/04                                               170,910
    150,000 A                11.250% due 2/1/05                                               180,132
    180,000 A                11.250% due 8/1/05                                               221,000
 18,000,000 AAA           Chattanooga, TN IDB Lease/Rent Revenue, AMBAC-Insured, 5.625%
                            due 10/1/30                                                    18,784,800
  1,000,000 AAA           Franklin, TN IDB, (Landings Apartment Project), Series A,
                            FSA-Insured, 5.900% due 10/1/16                                 1,065,130
                          Hardeman County, TN Correctional Facilities Corp.,
                            Correctional Facilities Revenue:
  1,200,000 NR              6.900% due 8/1/03                                               1,201,368
 11,000,000 NR              7.750% due 8/1/17                                              10,909,580
  4,750,000 AAA           Memphis-Shelby County, TN Airport Authority, Airport Revenue,
                            Series B, FSA-Insured, 5.125% due 3/1/26                        4,772,990
  1,200,000 Aaa*          Savier County, TN Public Building Authority, Local Government
                            Improvement IV, Series A-2, 2.550% due 6/1/25 (c)               1,200,000
                          Tennessee State, GO, Series A:
  3,810,000 AA              5.250% due 3/1/17                                               3,985,070
  4,000,000 AA              5.250% due 3/1/18                                               4,166,680
  7,500,000 AA              5.250% due 3/1/19                                               7,785,900
  7,500,000 AA              5.375% due 3/1/20                                               7,845,525
  7,300,000 Aa2*          Tennessee State School Board Authority, Higher Education
                            Facilities, Second Program, Series A, 5.625% due 5/1/30         7,627,186
                          Williamson County, TN GO:
  1,860,000 Aa1*            5.000% due 3/1/18                                               1,906,593
  1,895,000 Aa1*            Rural Schools, 5.000% due 3/1/18                                1,942,470
------------------------------------------------------------------------------------------------------
                                                                                           85,469,600
------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



24 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY      VALUE
------------------------------------------------------------------------------------------------------
Texas -- 5.0%
$   685,000 A            Austin, TX Housing Finance Corp., Multifamily Housing
                           Revenue, (Stassney Woods Apartment Project), 6.500% due
                           10/1/10                                                    $       722,202
                         Austin, TX Water, Sewer & Electric Revenue:
  1,305,000 A*             Refunded -- Escrowed with U.S. government securities to
                            various call dates 5/15/98- 11/15/01 Call @ 100, 14.000%
                            due 11/15/01 (d)                                                1,332,966
  6,505,000 A*             Unrefunded Balance, 14.000% due 11/15/01                         6,603,160
    500,000 NR           Bexar County, TX Health Facilities Development Corp.
                           Hospital Revenue, St. Lukes Lutheran Hospital Project,
                           (Pre-Refunded -- Escrowed with U.S. government securities
                           to 5/1/03 Call @ 100), 7.900% due 5/1/18 (d)                       541,980
  1,000,000 AAA          Brazos County, TX Health Facilities Development Corp.,
                           Franciscan Services Corp., Series A, MBIA-Insured, 5.375%
                           due 1/1/17                                                       1,035,070
  2,600,000 A            Brownsville, TX Naval District, (Union Carbide Corp.
                           Project), 5.100% due 1/1/12                                      2,654,210
  5,520,000 AAA          Burleson, TX ISD, Unrefunded Balance, PSFG-Insured, 6.750%
                           due 8/1/24                                                       6,134,983
                         Dallas-Fort Worth, TX International Airport Facilities
                           Improvement Corp. Revenue, American Airlines Inc.:
  6,470,000 BBB-            6.375% due 5/1/35                                               6,636,991
 17,000,000 BBB-            Series A, 5.950% due 5/1/29                                    17,545,020
 17,000,000 BBB-            Series B, 6.050% due 5/1/29                                    17,754,970
    180,000 A            Ector County, TX Hospital District Revenue, 7.125% due
                           4/15/02                                                            183,654
     80,000 AAA          El Paso County, TX ISD, GO, Unrefunded Balance, 5.900% due
                           2/15/13                                                             83,728
  2,280,000 A3*          El Paso County, TX Housing Finance Corp., Multi-Family
                           Housing Revenue, Las Lomas Apartments, Series A, 6.375%
                           due 12/1/29                                                      2,372,728
                         Frenship, TX ISD, GO, PSFG-Insured:
    500,000 Aaa*           5.500% due 2/15/03                                                 506,290
    500,000 Aaa*           5.500% due 2/15/04                                                 506,070
  1,200,000 A            Gulf Coast Waste Disposal Authority, Pollution Control
                           Revenue, (Union Carbide Corp. Project), 5.100% due 1/1/12        1,225,020
                         Harris County, TX Health Facilities Development Corp.
                           Hospital Revenue:
  2,410,000 AA             Children's Hospital Project, Series A, 5.375% due 10/1/16        2,500,038
    250,000 NR             Memorial Hospital System Project, 7.125% due 6/1/15                262,802
  2,000,000 AAA            School Health Care System, Series B, Escrowed to maturity
                            with U.S. government securities Call @ 100, 5.750% due
                            7/1/27                                                          2,222,240
  1,000,000 A1*          Harris County, TX Industrial Development Corp., IDR,
                           (Cargill Inc. Project), 7.000% due 10/1/15                       1,051,530
  1,045,000 AAA          Houston, TX Community College System Revenue, Student Fee,
                           MBIA-Insured, 5.650% due 4/15/15                                 1,100,751
  4,840,000 AAA          Houston, TX Water & Sewer System Revenue, Jr. Lien, Series
                           A, FGIC-Insured, 5.375% due 12/1/27                              4,947,787
                         Lubbock, TX Health Facilities Development Corp. Revenue,
                           St. Joseph Health Systems:
  2,500,000 AA-            5.250% due 7/1/13                                                2,578,125
  3,635,000 AA-            5.250% due 7/1/14                                                3,709,299
  8,495,000 AA-            5.250% due 7/1/16                                                8,602,037
  8,095,000 AA-            5.250% due 7/1/17                                                8,168,341
  6,085,000 AA-            5.250% due 7/1/18                                                6,118,650
  6,545,000 AA-            5.250% due 7/1/19                                                6,558,221
 10,505,000 AA-            5.000% due 7/1/23                                               10,047,192
  1,000,000 AAA          Midland County, TX Hospital District Revenue,
                           AMBAC-Insured, 5.375% due 6/1/16                                 1,029,470
  9,000,000 AAA          North Central, TX Health Facility Development Corp.
                           Revenue, (Zale Lipshy University Project), FSA-Insured,
                           5.450% due 4/1/15                                                9,442,980
    250,000 NR           Rusk County, TX Health Facilities Corp., Hospital Revenue,
                           (Henderson Memorial Hospital Project), 7.750% due 4/1/13           254,320


                      See Notes to Financial Statements.



25 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                    SECURITY     VALUE
---------------------------------------------------------------------------------------------------------
Texas -- 5.0% (continued)
$ 3,000,000 A+                Southwest Higher Education Authority, Southern Methodist
                                University, Series A, 5.000% due 10/1/18                  $    3,017,730
                              Tarrant County, TX Health Facilities Development Corp.,
                                Hospital Revenue:
    250,000 BBB                 Pre-Refunded -- Escrowed with U.S. government securities
                                 to 5/15/03 Call @ 102, 7.000% due 5/15/28 (d)                   272,775
    250,000 BBB                 Unrefunded Balance, 7.000% due 5/15/28                           256,645
                              Texas General Services Commission COP, (Office Building &
                                Land Acquisition Project):
    130,000 A-                  7.000% due 8/1/14                                                138,886
    330,000 A-                  7.000% due 8/1/24                                                350,922
     40,000 Aa2*              Texas Housing Agency Mortgage Revenue, Single-Family,
                                Series A, 7.150% due 9/1/12                                       41,100
  9,035,000 Aa1*              Texas State GO, Veterans Housing Assistance, Series B-4,
                                6.700% due 12/1/24                                             9,436,425
    100,000 AAA               Trinity River Authority, TX PCR, Utilities Electric Co.
                                Project, Series A, AMBAC-Insured, (SPA- Chase Manhattan
                                Bank), 2.600% due 3/1/26 (c)                                     100,000
                              Tyler, TX Health Facilities Development Corp., (East Texas
                                Medical Center Project):
  1,350,000 AAA                 Series A, MBIA-Insured, 5.500% due 11/1/17                     1,417,689
  1,000,000 AAA                 Series B, FSA-Insured, 5.500% due 11/1/17                      1,050,140
  3,000,000 AAA                 Series C, FSA-Insured, 5.500% due 11/1/17                      3,150,420
    250,000 NR                Winters, TX Waterworks & Sewer System Revenue,
                                FMHA-Insured, 8.500% due 8/1/17                                  276,413
---------------------------------------------------------------------------------------------------------
                                                                                             153,941,970
--------------------------------------------------------------------------------------------------------
Utah -- 0.0%
  1,000,000 AA+               Salt Lake County, UT PCR, Service Station Holdings Project,
                                British Petroleum Guaranteed, 2.500% due 2/1/08 (c)            1,000,000
---------------------------------------------------------------------------------------------------------
Virgin Islands -- 0.0%
  1,000,000 BBB-              Virgin Islands Public Finance Authority Revenue, Sr. Lien,
                                Series A, 5.300% due 10/1/11                                   1,054,010
---------------------------------------------------------------------------------------------------------
Virginia -- 0.8%
                              Arlington County, VA IDA, Multi-Family Housing Revenue:
                                Sr. Lien -- Arlington Housing:
    705,000 A                    6.300% due 7/1/16                                               748,378
    750,000 A                    6.350% due 7/1/20                                               794,737
  1,000,000 A                    6.375% due 7/1/25                                             1,054,080
  1,000,000 A                   Woodbury Park Apartments, Series A, 5.350% due 7/1/18          1,023,920
    200,000 AAA               Fairfax County, VA Redevelopment & Housing Authority,
                                Multi-Family Housing Revenue,
                                Paul Spring, Series A, FHA-Insured, 5.900% due 6/15/17           213,314
  1,425,000 AAA               Harrisonburg, VA Redevelopment & Housing Authority,
                                Multi-Family Housing Revenue, (Battery Heights Project),
                                Series A, GNMA-Collateralized, 6.100% due 4/20/16              1,521,943
  2,160,000 AA                Norfolk, VA Redevelopment & Housing Authority, Educational
                                Facilities Revenue, Tidewater Community College Campus,
                                5.875% due 11/1/15                                             2,323,339
  1,000,000 BBB               Peninsula Ports Authority, VA Coal Terminal Revenue,
                                (Dominion Terminal Association Project), 7.375% due
                                6/1/20                                                         1,040,360
    500,000 AAA               Prince William County, VA IDA Revenue, Potomac Place,
                                Series A, GNMA-Collateralized, 6.250% due 12/20/27               543,630
  1,250,000 A+                Virginia College Building Authority, VA Educational
                                Facilities Revenue, (Hampton University Project), 5.750%
                                due 4/1/14                                                     1,314,063
                              Virginia State Housing Development Authority, Commonwealth
                                Mortgage Revenue:
                                Series D:
    140,000 AA+                  Subseries D-1, Remarketed, 9/12/95, 6.400% due 7/1/17           146,161
  1,315,000 AA+                  Subseries D-3, Remarketed, 5/30/96, 5.800% due 7/1/10         1,396,477


                      See Notes to Financial Statements.



26 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                            RATING(a)                                SECURITY     VALUE
-----------------------------------------------------------------------------------------------------
Virginia -- 0.8% (continued)
                             Subseries D-4, Remarketed 7/16/96:
$ 1,330,000 AA+                6.100% due 1/1/11                                      $    1,413,205
  1,365,000 AA+                6.100% due 7/1/11                                           1,449,412
  1,400,000 AA+                6.125% due 1/1/12                                           1,485,764
  1,440,000 AA+                6.125% due 7/1/12                                           1,527,696
  1,485,000 AA+                6.150% due 1/1/13                                           1,574,041
  1,525,000 AA+                6.150% due 7/1/13                                           1,616,439
  1,565,000 AA+                6.200% due 1/1/14                                           1,657,601
  1,615,000 AA+                6.200% due 7/1/14                                           1,710,560
-----------------------------------------------------------------------------------------------------
                                                                                          24,555,120
-----------------------------------------------------------------------------------------------------
Washington -- 3.1%
  1,165,000 AAA           Aberdeen, WA Special Revenue, (Stafford Creek Correctional
                            Center Project), AMBAC-Insured, 4.750% due 11/1/14             1,179,027
                          Washington State, GO, Variable Purpose, Series 2-A,
                            FSA-Insured:
 17,155,000 AAA             5.000% due 7/1/22                                             17,167,009
 19,145,000 AAA             5.000% due 7/1/23                                             19,143,660
 20,925,000 AAA             5.000% due 7/1/24                                             20,867,038
 22,065,000 AAA             5.000% due 7/1/25                                             21,972,106
 17,020,000 AAA             5.000% due 7/1/26                                             16,922,986
    250,000 AAA           Washington State Public Power Supply System, (Nuclear
                            Project No. 1), Series B, FGIC-Insured, 7.125% due 7/1/16        316,950
-----------------------------------------------------------------------------------------------------
                                                                                          97,568,776
-----------------------------------------------------------------------------------------------------
West Virginia -- 0.4%
  4,190,000 A             Kanawha County, WV PCR, (Union Carbide Corp. Project),
                            5.100% due 1/1/12                                              4,277,361
  7,540,000 A             South Charleston, WV PCR, (Union Carbide Corp. Project),
                            5.100% due 1/1/12                                              7,697,209
-----------------------------------------------------------------------------------------------------
                                                                                          11,974,570
-----------------------------------------------------------------------------------------------------
Wisconsin -- 0.3%
  1,325,000 Aaa*          Winneconne, WI Community School District GO, (Pre-Refunded
                            -- Escrowed with state and local government securities to
                            4/1/06 Call @ 100), FGIC-Insured, 6.750% due 4/1/16            1,517,390
  2,000,000 AA            Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                            6.450% due 3/1/17                                              2,095,660
                          Wisconsin State Health & Educational Facilities Authority
                            Revenue:
  1,000,000 A               Kenosha Hospital & Medical Center Project, 5.700% due
                             5/15/20                                                       1,002,620
  1,000,000 AAA             Medical College of Wisconsin Inc. Project, MBIA-Insured,
                             5.400% due 12/1/16                                            1,046,810
  3,100,000 AAA             Prohealth Inc, Series B, AMBAC-Insured, 2.600% due
                             8/15/30 (c)                                                   3,100,000
-----------------------------------------------------------------------------------------------------
                                                                                           8,762,480
-----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



27 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Schedule of Investments (unaudited) (continued)                August 31, 2001


   FACE
  AMOUNT                           RATING(a)                                SECURITY     VALUE
----------------------------------------------------------------------------------------------------
Wyoming -- 0.1%
$   150,000 AAA          Sublette County, WY PCR, Exxon Project, 2.450% due 11/1/14
                           (c)                                                       $      150,000
                         Wyoming Community Development Authority Housing Revenue:
  1,920,000 AA             Series 1, 5.450% due 12/1/29                                   1,973,549
  2,000,000 AA             Series 4, 5.900% due 12/1/14                                   2,123,100
----------------------------------------------------------------------------------------------------
                                                                                          4,246,649
----------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS -- 100%
                         (Cost -- $3,019,658,915**)                                  $3,112,907,694
----------------------------------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service with the exception of those identified by an asterisk (*) or a double dagger (++), which are rated by Moody's Investors Service, Inc. and Fitch IBCA, Duff & Phelps, respectively.
(b)Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)All or part of this security has been segregated by Custodian for open purchase commitments and/or futures contract commitments.
(f)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g)Security is in default.
** Aggregate cost for Federal income tax purposes is substantially the same.
   See pages 29 and 30 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.



28 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Bond Ratings (unaudited)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B      -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



29 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch IBCA, Duff & Phelps ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA     -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
          Fitch.

 Short-Term Security Ratings (unaudited)

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 Security Descriptions (unaudited)

ABAG    --Association of Bay Area Governments          IDA     --Industrial Development Authority
AIG     --American International Guaranty              IDB     --Industrial Development Board
AMBAC   --AMBAC Indemnity Corporation                  IDR     --Industrial Development Revenue
BAN     --Bond Anticipation Notes                      INFLOS  --Inverse Floaters
BIG     --Bond Investors Guaranty                      ISD     --Independent School District
CGIC    --Capital Guaranty Insurance Company           LOC     --Letter of Credit
CHFCLI  --California Health Facility Construction      MBIA    --Municipal Bond Investors Assurance
           Loan Insurance                                         Corporation
COP     --Certificate of Participation                 MVRICS  --Municipal Variable Rate Inverse Coupon
EDA     --Economic Development Authority                          Security
ETM     --Escrowed To Maturity                         PCR     --Pollution Control Revenue
FAIRS   --Floating Adjustable Interest Rate Securities PSFG    --Permanent School Fund Guaranty
FGIC    --Financial Guaranty Insurance Company         Q-SBLF  --Qualified School Bond Loan Fund
FHA     --Federal Housing Administration               RAN     --Revenue Anticipation Notes
FHLMC   --Federal Home Loan Mortgage Corporation       RIBS    --Residual Interest Bonds
FNMA    --Federal National Mortgage Association        RITES   --Residual Interest Tax-Exempt Security
FRTC    --Floating Rate Trust Certificates             SYCC    --Structured Yield Curve Certificate
FSA     --Federal Savings Association                  TAN     --Tax Anticipation Notes
GIC     --Guaranteed Investment Contract               TECP    --Tax Exempt Commercial Paper
GNMA    --Government National Mortgage Association     TOB     --Tender Option Bonds
GO      --General Obligation                           TRAN    --Tax and Revenue Anticipation Notes
HDC     --Housing Development Corporation              VAN     --Veterans Administration
HFA     --Housing Finance Authority                    VRDD    --Variable Rate Daily Demand
                                                       VRWE    --Variable Rate Wednesday Demand


30 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Statement of Assets and Liabilities (unaudited)                August 31, 2001



ASSETS:
   Investments, at value (Cost -- $3,019,658,915)                                  $3,112,907,694
   Cash                                                                                   667,407
   Dividends and interest receivable                                                   39,340,589
   Receivable for securities sold                                                      13,340,303
   Receivable for Fund shares sold                                                      2,916,174
--------------------------------------------------------------------------------------------------
   Total Assets                                                                     3,169,172,167
--------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                                    50,060,025
   Dividends payable                                                                   11,990,359
   Investment advisory fee payable                                                        830,773
   Administration fee payable                                                             443,945
   Distribution fees payable                                                              358,504
   Payable for Fund shares purchased                                                      192,505
   Accrued expenses                                                                       395,801
--------------------------------------------------------------------------------------------------
   Total Liabilities                                                                   64,271,912
--------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $3,104,900,255
--------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                                     $    1,950,691
   Capital paid in excess of par value                                              3,079,531,695
   Undistributed net investment income                                                  4,448,316
   Accumulated net realized loss from security transactions and futures contracts     (74,279,226)
   Net unrealized appreciation of investments                                          93,248,779
--------------------------------------------------------------------------------------------------
Total Net Assets                                                                   $3,104,900,255
--------------------------------------------------------------------------------------------------
Shares Outstanding:
   Class 1                                                                              3,975,166
--------------------------------------------------------------------------------------------------
   Class A                                                                            130,558,655
--------------------------------------------------------------------------------------------------
   Class B                                                                             46,988,867
--------------------------------------------------------------------------------------------------
   Class L                                                                             11,285,858
--------------------------------------------------------------------------------------------------
   Class Y                                                                              2,260,569
--------------------------------------------------------------------------------------------------
Net Asset Value:
   Class 1 (and redemption price)                                                          $15.90
--------------------------------------------------------------------------------------------------
   Class A (and redemption price)                                                          $15.92
--------------------------------------------------------------------------------------------------
   Class B *                                                                               $15.92
--------------------------------------------------------------------------------------------------
   Class L **                                                                              $15.91
--------------------------------------------------------------------------------------------------
   Class Y (and redemption price)                                                          $15.93
--------------------------------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class 1 (net asset value plus 4.96% of net asset value per share)                       $16.69
--------------------------------------------------------------------------------------------------
   Class A (net asset value plus 4.17% of net asset value per share)                       $16.58
--------------------------------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per share)                       $16.07
--------------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within first year of purchase


                      See Notes to Financial Statements.



31 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Statement of Operations (unaudited)   For the Six Months Ended August 31, 2001


INVESTMENT INCOME:
   Interest                                                                     $   85,278,030
----------------------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee (Note 3)                                                  4,742,539
   Distribution fees (Note 3)                                                        4,611,616
   Administration fee (Note 3)                                                       2,651,340
   Shareholder and system servicing fees                                               524,316
   Audit and legal                                                                      63,539
   Custody                                                                              63,218
   Registration fees                                                                    46,097
   Pricing service fees                                                                 40,831
   Shareholder communications                                                           38,177
   Directors' fees                                                                       9,500
   Other                                                                                12,042
----------------------------------------------------------------------------------------------
   Total Expenses                                                                   12,803,215
----------------------------------------------------------------------------------------------
Net Investment Income                                                               72,474,815
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 4):
   Realized Gain From Security Transactions (excluding short-term securities):
     Proceeds from sales                                                         1,408,668,256
     Cost of securities sold                                                     1,358,553,207
----------------------------------------------------------------------------------------------
   Net Realized Gain                                                                50,115,049
----------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation (Note 1)                                 25,453,212
----------------------------------------------------------------------------------------------
Net Gain on Investments                                                             75,568,261
----------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                          $  148,043,076
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



32 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Statements of Changes in Net Assets


For the Six Months Ended August 31, 2001 (unaudited) and the Year Ended February 28, 2001

                                                                       August 31      February 28
-----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $   72,474,815  $  146,347,286
   Net realized gain                                                     50,115,049       1,209,283
   Increase in net unrealized appreciation                               25,453,212     268,366,190
----------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                               148,043,076     415,922,759
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
   Net investment income                                                (71,867,687)   (144,041,310)
----------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders             (71,867,687)   (144,041,310)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                                     241,848,210     437,274,482
   Net asset value of shares issued in connection with the transfer
     of the Greenwich Street Municipal Fund's net assets (Note 7)                --     204,536,563
   Net asset value of shares issued in connection with the transfer
     of the CIS Municipal Bond Fund's net assets (Note 7)                        --      97,879,978
   Net asset value of shares issued for reinvestment of dividends        20,840,707      82,985,212
   Cost of shares reacquired                                           (295,746,432)   (840,343,176)
----------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                  (33,057,515)    (17,666,941)
----------------------------------------------------------------------------------------------------
Increase in Net Assets                                                   43,117,874     254,214,508

NET ASSETS:
   Beginning of period                                                3,061,782,381   2,807,567,873
----------------------------------------------------------------------------------------------------
   End of period*                                                    $3,104,900,255  $3,061,782,381
----------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                       $4,448,316      $2,559,376
----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



33 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Notes to Financial Statements (unaudited)



1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 28, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment;
(i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund elected to adopt this requirement effective March 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the six-month period ended August 31, 2001, interest income decreased by $177,091, and the change in net unrealized appreciation of investments increased by $177,091. In addition, the Fund recorded adjustments to increase the cost of securities and increase accumulated undistributed net investment income by $1,104,721 to reflect the cumulative effect of this change up to the date of the adoption.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.


34 Smith Barney Managed Municipals Fund Inc.  | 2001 Semi-Annual Report to
                                 Shareholders

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended August 31, 2001, the Fund paid transfer agent fees of $364,969 to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.75%, 4.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2001, SSB received sales charges of approximately $29,000, $1,054,000 and $194,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the six months ended August 31, 2001 CDSCs paid to SSB were approximately:

                                 Class A           Class B           Class L
--------------------------------------------------------------------------------
CDSCs                             $7,000          $377,000           $13,000
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the six months ended August 31, 2001, total Distribution Plan fees incurred were:

                                 Class A           Class B           Class L
--------------------------------------------------------------------------------
Distribution Plan Fees         $1,525,527        $2,492,672          $593,417
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the six months ended August 31, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                                       $1,396,219,560
--------------------------------------------------------------------------------
Sales                                                            1,408,668,256
--------------------------------------------------------------------------------

At August 31, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                     $167,353,285
Gross unrealized depreciation                                      (74,104,506)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 93,248,779
--------------------------------------------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or


35 Smith Barney Managed Municipals Fund Inc.  | 2001 Semi-Annual Report to
                                 Shareholders
losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At August 31, 2001, the Fund did not hold any futures contracts.

6. Capital Shares

At August 31, 2001, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At August 31, 2001, total paid-in capital amounted to the following for each class:

                        Class 1      Class A       Class B      Class L      Class Y
---------------------------------------------------------------------------------------
Total Paid-in Capital $58,907,078 $2,016,615,766 $786,126,786 $182,332,925 $37,499,831
---------------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                                             Six Months Ended               Year Ended
                                                                              August 31, 2001           February 28, 2001+
                                                                        --------------------------  --------------------------
                                                                          Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------------------------------
Class 1
Shares sold                                                                 232,197  $   3,353,623    4,378,662  $  65,189,243
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --    4,302,249     63,966,320
Shares issued on reinvestment                                                51,539        793,158       88,705      1,355,844
Shares reacquired                                                          (454,215)    (6,791,433)  (4,623,971)   (68,957,170)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                    (170,479) $  (2,644,652)   4,145,645  $  61,554,237
--------------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                              10,922,009  $ 164,898,663   18,026,466  $ 272,468,585
Net asset value of shares issued in connection with the transfer of the
 Greenwich Street Municipal Fund's net assets (Note 7)                           --             --   14,397,344    204,536,563
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --    1,887,426     28,091,458
Shares issued on reinvestment                                               900,982     13,868,014    3,726,957     55,489,093
Shares reacquired                                                       (10,576,781)  (159,733,942) (34,268,524)  (508,151,842)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase                                                              1,246,210  $  19,032,735    3,769,669  $  52,433,857
--------------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                               2,738,327  $  41,057,973    4,192,821  $  63,308,525
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --      391,271      5,822,200
Shares issued on reinvestment                                               318,844      4,910,215    1,441,344     21,447,717
Shares reacquired                                                        (7,610,055)  (116,547,148) (14,534,297)  (216,165,222)
--------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                             (4,552,884) $ (70,578,960)  (8,508,861) $(125,586,780)
--------------------------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                                               1,469,006  $  22,474,966    2,312,524  $  35,308,129
Shares issued on reinvestment                                                76,411      1,175,844      291,029      4,331,671
Shares reacquired                                                          (704,586)   (10,543,640)  (2,161,940)   (32,068,942)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase                                                                840,831  $  13,107,170      441,613  $   7,570,858
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Shares sold                                                                 632,979  $  10,062,985       68,540  $   1,000,000
Shares issued on reinvestment                                                 6,065         93,476       24,192        360,887
Shares reacquired                                                          (135,599)    (2,130,269)  (1,023,414)   (15,000,000)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                     503,445  $   8,026,192     (930,682) $ (13,639,113)
--------------------------------------------------------------------------------------------------------------------------------

+ For Class 1 shares, transactions are for the period from September 12, 2000
  (inception date) to February 28, 2001.



36 Smith Barney Managed Municipals Fund Inc.  | 2001 Semi-Annual Report to
                                 Shareholders

7. Transfer of Net Assets

On March 3, 2000, the Fund acquired the assets and certain liabilities of the Greenwich Street Municipals Fund pursuant to a plan of reorganization approved by Greenwich Street Municipals Fund shareholders on February 24, 2000. Total Class A shares issued by the Fund, the total net assets of the Greenwich Street Municipals Fund and total net assets of the Fund on the date of the transfer were as follows:

                                 Class A Shares Issued     Total Net Assets of the      Total Net Assets
Acquired Portfolio                    by the Fund      Greenwich Street Municipals Fund   of the Fund
---------------------------------------------------------------------------------------------------------
Greenwich Street Municipals Fund      14,397,344                 $204,536,563            $2,815,126,715
---------------------------------------------------------------------------------------------------------

The total net assets of the Greenwich Street Municipals Fund before acquisition included unrealized depreciation of $19,445,694, accumulated net realized loss of $13,202,515 and undistributed net investment income of $60,274. Total net assets of the Fund immediately after the transfer were $3,019,663,278. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On October 13, 2000, the Fund acquired the assets and certain liabilities of the CIS Municipal Bond Fund pursuant to a plan of reorganization approved by CIS Municipal Bond Fund shareholders on September 25, 2000. Total Class A shares issued by the Fund, the total net assets of the CIS Municipal Bond Fund and total net assets of the Fund on the date of the transfer were as follows:

                         Shares Issued Total Net Assets of the Total Net Assets
 Acquired Fund            by the Fund  CIS Municipal Bond Fund   of the Fund
 -------------------------------------------------------------------------------
 CIS Municipal Bond Fund   6,580,946         $97,879,978        $2,848,150,844
 -------------------------------------------------------------------------------

The total net assets of the CIS Municipal Bond Fund before acquisition included unrealized appreciation of $2,054,002, accumulated net realized loss of $1,915,552 and undistributed net investment loss of $6,444. Total net assets of the Fund immediately after the transfer were $2,946,030,822. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital Loss Carryforward

At February 28, 2001, the Fund had, for Federal income tax purposes, approximately $124,328,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                                    2007              2008             2009
--------------------------------------------------------------------------------
Carryforward Amounts             $12,059,000      $78,350,000       $33,919,000
--------------------------------------------------------------------------------


37 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

 Financial Highlights

For a share of each class of capital stock outstanding throughout the year ended February 28, unless otherwise noted:

     Class 1 Shares                       2001/(1)(2)/     2001/(2)(3)/
     -----------------------------------------------------------------------
     Net Asset Value, Beginning of Period    $15.52           $15.10
     -----------------------------------------------------------------------
     Income From Operations:
      Net investment income/(4)/               0.38             0.39
      Net realized and unrealized gain         0.39             0.42
     -----------------------------------------------------------------------
     Total Income From Operations              0.77             0.81
     -----------------------------------------------------------------------
     Less Distributions From:
      Net investment income                   (0.39)           (0.39)
     -----------------------------------------------------------------------
     Total Distributions                      (0.39)           (0.39)
     -----------------------------------------------------------------------
     Net Asset Value, End of Period          $15.90           $15.52
     -----------------------------------------------------------------------
     Total Return                              5.03%++          5.42%++
     -----------------------------------------------------------------------
     Net Assets, End of Period (000s)       $63,209          $64,338
     -----------------------------------------------------------------------
     Ratios to Average Net Assets:
      Expenses                                 0.71%+           0.53%+
      Net investment income/(4)/               4.87+            5.11+
     -----------------------------------------------------------------------
     Portfolio Turnover Rate                     46%             56 %
     -----------------------------------------------------------------------

(1)For the six months ended August 31, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from September 12, 2000 (inception date) to February 28,
   2001.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1, the ratio of net investment income to average net assets would have been 4.88%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income was less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



38 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                           2001/(1)(2)/     2001/(2)/     2000/(2)(3)/     1999/(2)/   1998    1997
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $15.52        $14.16           $15.93       $16.19   $15.61  $16.20
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                     0.39          0.77             0.75         0.74     0.79    0.88
 Net realized and unrealized gain (loss)        0.39          1.35            (1.79)       (0.10)    1.06   (0.18)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             0.78          2.12            (1.04)        0.64     1.85    0.70
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                         (0.38)        (0.76)           (0.73)       (0.74)   (0.79)  (0.91)
 Excess of net investment income                  --            --               --        (0.05)      --      --
 Net realized gains                               --            --               --        (0.11)   (0.48)  (0.38)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.38)        (0.76)           (0.73)       (0.90)   (1.27)  (1.29)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $15.92        $15.52           $14.16       $15.93   $16.19  $15.61
-------------------------------------------------------------------------------------------------------------------
Total Return                                    5.12%++      15.33%           (6.62)%       4.07%   12.30%   4.51%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $2,078        $2,008           $1,778       $2,476   $2,367  $2,000
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                       0.68%+        0.68%            0.68%        0.67%    0.68%   0.68%
 Net investment income/(4)/                     4.89+         5.15             5.02         4.63     4.98    5.60
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           46%           56%              55%          45%     110%    103%
-------------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1, the ratio of net investment income to average net assets would have been 4.90%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income was less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized


39 Smith Barney Managed Municipals Fund Inc.  | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares                           2001/(1)(2)/     2001/(2)/     2000/(2)(3)/     1999/(2)/   1998    1997
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $15.53          $14.16         $15.92          $16.19   $15.60  $16.20
-------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                  0.34            0.69           0.68            0.66     0.72    0.79
 Net realized and unrealized gain (loss)     0.39            1.36          (1.79)          (0.11)    1.06   (0.18)
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.73            2.05          (1.11)           0.55     1.78    0.61
-------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.34)          (0.68)         (0.65)          (0.66)   (0.71)  (0.83)
 Excess of net investment income               --              --             --           (0.05)      --      --
 Net realized gains                            --              --             --           (0.11)   (0.48)  (0.38)
-------------------------------------------------------------------------------------------------------------------
Total Distributions                         (0.34)          (0.68)         (0.65)          (0.82)   (1.19)  (1.21)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $15.92          $15.53         $14.16          $15.92   $16.19  $15.60
-------------------------------------------------------------------------------------------------------------------
Total Return                                 4.77%++        14.75%         (7.08)%          3.48%   11.81%   3.92%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $748            $801           $850          $1,206   $1,125    $905
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.20%+          1.20%          1.21%           1.19%    1.20%   1.19%
 Net investment income/(4)/                  4.38+           4.63           4.50            4.11     4.46    5.09
-------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        46%             56%            55%             45%     110%    103%
-------------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1, the ratio of net investment income to average net assets would have been 4.39%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income was less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


40 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                           2001/(1)(2)/     2001/(2)/     2000/(2)(3)/     1999/(2)(4)/ 1998/(2)/    1997
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $15.52          $14.15         $15.92           $16.18      $15.60   $16.20
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(5)/                   0.34            0.68           0.67             0.65        0.70     0.79
 Net realized and unrealized gain (loss)      0.39            1.36          (1.80)           (0.10)       1.06    (0.18)
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.73            2.04          (1.13)            0.55        1.76     0.61
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.34)          (0.67)         (0.64)           (0.65)      (0.70)   (0.83)
 Excess of net investment income                --              --             --            (0.05)         --       --
 Net realized gains                             --              --             --            (0.11)      (0.48)   (0.38)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.34)          (0.67)         (0.64)           (0.81)      (1.18)   (1.21)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $15.91          $15.52         $14.15           $15.92      $16.18   $15.60
-------------------------------------------------------------------------------------------------------------------------
Total Return                                  4.75%++        14.72%         (7.19)%           3.49%      11.69%    3.88%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)          $179,606        $162,129       $141,570         $183,578    $126,766  $72,597
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.23%+          1.25%          1.25%            1.24%       1.25%    1.24%
 Net investment income/(5)/                   4.36+           4.58           4.46             4.06        4.38     5.04
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         46%             56%            55%              45%        110%     103%
-------------------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)On June 12, 1998, Class C shares were renamed Class L shares.
(5)Without the adoption of the change in the accounting method discussed in
   Note 1, the ratio of net investment income to average net assets would have been 4.37%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income was less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


41 Smith Barney Managed Municipals Fund Inc. | 2001 Semi-Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares                           2001/(1)(2)/     2001/(2)/     2000/(2)(3)/     1999/(1)/ 1998/(2)/ 1997/(2)/
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $15.54         $14.18          $15.95         $16.19    $15.60    $16.20
-----------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                   0.39           0.79            0.79           0.73      0.82      0.90
 Net realized and unrealized gain (loss)      0.39           1.36           (1.80)         (0.04)     1.07     (0.18)
-----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.78           2.15           (1.01)          0.69      1.89      0.72
-----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.39)         (0.79)          (0.76)         (0.76)    (0.82)    (0.94)
 Excess of net investment income                --             --              --          (0.06)       --        --
 Net realized gains                             --             --              --          (0.11)    (0.48)    (0.38)
-----------------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.39)         (0.79)          (0.76)         (0.93)    (1.30)    (1.32)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $15.93         $15.54          $14.18         $15.95    $16.19    $15.60
-----------------------------------------------------------------------------------------------------------------------
Total Return                                  5.14%++       15.52%          (6.44)%         4.39%    12.56%     4.59%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $36,021        $27,313         $38,110        $11,626   $11,893    $5,350
-----------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.50%+         0.50%           0.51%          0.50%     0.52%     0.52%
 Net investment income/(4)/                   5.07+          5.33            5.27           4.84      5.06      5.76
-----------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         46%            56%             55%            45%      110%      103%
-----------------------------------------------------------------------------------------------------------------------

(1)For the six months ended August 31, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the year ended February 29, 2000.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1, the ratio of net investment income to average net assets would have been 5.08%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income was less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.


42 Smith Barney Managed Municipals Fund Inc.  | 2001 Semi-Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                         MANAGED MUNICIPALS FUND INC.



            DIRECTORS                   INVESTMENT ADVISER
            Herbert Barg                AND ADMINISTRATOR
            Alfred J. Bianchetti        Smith Barney Fund
            Martin Brody                Management LLC
            Dwight B. Crane
            Burt N. Dorsett             DISTRIBUTORS
            Elliot S. Jaffe             Salomon Smith Barney Inc.
            Stephen E. Kaufman          PFS Distributors, Inc.
            Joseph J. McCann
            Heath B. McLendon, Chairman CUSTODIAN
            Cornelius C. Rose Jr.       PFPC Trust Company
            James J. Crisona, Emeritus
                                        TRANSFER AGENT
            OFFICERS                    Citi Fiduciary Trust Company
            Heath B. McLendon           125 Broad Street, 11th Floor
            President and               New York, New York 10004
            Chief Executive Officer
                                        SUB-TRANSFER AGENT
            Lewis E. Daidone            PFPC Global Fund Services
            Senior Vice President       P.O. Box 9699
            and Treasurer               Providence, Rhode Island
                                        02940-9699
            Joseph P. Deane
            Vice President and
            Investment Officer

            David Fare
            Investment Officer

            Paul A. Brook
            Controller

            Christina T. Sydor
            Secretary

   Smith Barney Managed Municipals Fund Inc.





 This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after November 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY MANAGED MUNICIPALS FUND INC.
 Smith Barney Mutual Funds
 125 Broad Street
 10 Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarney.com/mutualfunds



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